UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: November 1, 2011 – January 31, 2012

Item 1. Schedule of Investments.

ALPS | Kotak India Growth Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (93.42%)
Basic Materials (5.48%)
Chemicals (0.17%)
Asian Paints, Ltd.	118	$7,146

Iron & Steel (2.05%)
Jindal Steel & Power, Ltd.	7,805	85,268

Mining (3.26%)
Hindustan Zinc, Ltd.	22,490	61,409
Sterlite Industries India, Ltd.	32,135	74,447

		135,856

TOTAL BASIC MATERIALS		228,270

Communications (3.17%)
Media (1.72%)
Dish TV India, Ltd.(a)	17,000	21,414
Jagran Prakashan, Ltd.	25,699	50,356

		71,770

Telecommunications (1.45%)
Bharti Airtel, Ltd.	8,196	60,515

TOTAL COMMUNICATIONS		132,285

Consumer, Cyclical (9.87%)
Apparel (1.80%)
Bata India, Ltd.	5,403	75,004

Auto Manufacturers (3.77%)
Mahindra & Mahindra, Ltd.	6,150	83,631
Tata Motors, Ltd.	14,925	73,316

		156,947

Home Builders (1.75%)
Sobha Developers, Ltd.	13,891	73,124

Leisure Time (1.55%)
Bajaj Auto, Ltd.	1,994	64,499

Textiles (1.00%)
Raymond, Ltd.	6,031	41,597

TOTAL CONSUMER, CYCLICAL		411,171

Consumer, Non-cyclical (18.01%)
Agriculture (3.01%)
ITC, Ltd.	30,500	125,655

Commercial Services (2.60%)
Adani Ports and Special Economic Zone	20,850	61,526
Gujarat Pipavav Port, Ltd.(a)	39,400	46,704

		108,230

	Shares	Value (Note 2)

Cosmetics & Personal Care (0.75%)
Dabur India, Ltd.	16,500	$31,377

Food (1.78%)
GlaxoSmithKline Consumer Healthcare, Ltd.	1,423	74,106

Household Products & Wares (3.47%)
Hindustan Unilever, Ltd.	8,202	62,809
Marico, Ltd.	26,674	81,849

		144,658

Pharmaceuticals (6.40%)
Divi’s Laboratories, Ltd.	3,725	59,118
Dr Reddy’s Laboratories, Ltd.	2,129	72,707
Ipca Laboratories, Ltd.	8,357	50,419
Lupin, Ltd.	8,793	84,345

		266,589

TOTAL CONSUMER, NON-CYCLICAL		750,615

Energy (10.28%)
Oil & Gas (10.28%)
Hindustan Petroleum Corp., Ltd.	10,035	59,901
Oil & Natural Gas Corp., Ltd.	15,035	83,833
Reliance Industries, Ltd.	17,260	284,565

		428,299

TOTAL ENERGY		428,299

Financials (25.46%)
Banks (19.81%)
Allahabad Bank	19,485	63,535
Axis Bank, Ltd.	2,110	45,766
Bank of Baroda	3,525	53,580
HDFC Bank, Ltd.	23,058	228,201
ICICI Bank, Ltd.	11,629	211,284
IndusInd Bank, Ltd.	13,380	78,814
State Bank of India	1,010	42,002
Union Bank of India	9,550	43,996
Yes Bank, Ltd.	8,800	58,645

		825,823

Diversified Financial Services (4.68%)
Bajaj Finance, Ltd.	2,804	42,484
Housing Development Finance Corp.	7,635	107,607
Power Finance Corp., Ltd.	13,150	45,091

		195,182

Real Estate (0.97%)
Phoenix Mills, Ltd.	10,992	40,312

TOTAL FINANCIALS		1,061,317

Industrials (8.28%)
Building Materials (2.02%)
Shree Cement, Ltd.	1,840	84,128

			Value
		Shares	(Note 2)

Electrical Components & Equipment (1.05%)
V-Guard Industries, Ltd.		11,819	$43,867

Engineering & Construction (4.22%)
IRB Infrastructure Developers, Ltd.		16,775	59,126
Larsen & Toubro, Ltd.		4,411	116,681

			175,807

Machinery Diversified (0.99%)
Thermax, Ltd.		4,166	41,168

TOTAL INDUSTRIALS			344,970

Technology (10.80%)
Computers (9.56%)
Infosys, Ltd.		4,781	263,002
MindTree, Ltd.		3,050	26,558
Tata Consultancy Services, Ltd.		4,772	109,003

			398,563

Software (1.24%)
HCL Technologies, Ltd.		5,854	51,656

TOTAL TECHNOLOGY			450,219

Utilities (2.07%)
Electric (2.07%)
CESC, Ltd.		9,000	45,728
NTPC, Ltd.		11,650	40,515

			86,243

TOTAL UTILITIES			86,243

TOTAL COMMON STOCKS
(Cost $3,926,697)			3,893,389

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (0.48%)
Money Market Fund (0.48%)
Dreyfus Cash Advantage Fund, Institutional Class	0.138%	20,109	20,109

TOTAL SHORT TERM INVESTMENTS (Cost $20,109)			20,109

TOTAL INVESTMENTS (93.90%) (Cost $3,946,806)			$3,913,498

Other Assets In Excess Of Liabilities (6.10%)			254,426

NET ASSETS (100.00%)			$4,167,924

(a) Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

FUTURES CONTRACTS

At January 31, 2012, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value (Note 1)	Unrealized Appreciation
Induslnd Bank	Long	1	2/24/12	$291,800	$217

Description	Position	Contracts	Expiration Date	Value (Note 1)	Unrealized Depreciation
Bank of Baroda	Long	2	2/24/12	$757,650	$(477)

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (99.19%)
Communications (3.61%)
Internet (3.61%)
Internet Capital Group, Inc.(a)	299,244	$2,684,219
Safeguard Scientifics, Inc.(a)	179,467	2,853,525

		5,537,744

TOTAL COMMUNICATIONS		5,537,744

Consumer, Non-cyclical (1.24%)
Food (1.24%)
Orkla ASA	234,753	1,902,591

TOTAL CONSUMER, NON-CYCLICAL		1,902,591

Diversified (13.65%)
Holding Companies-Diversified Operations (13.65%)
Ackermans & van Haaren N.V.	47,896	3,846,090
Leucadia National Corp.	154,000	4,275,040
Remgro, Ltd.	144,400	2,348,478
Schouw & Co.	152,843	3,173,388
Wendel Investissement	97,950	7,291,477

		20,934,473

TOTAL DIVERSIFIED		20,934,473

Financials (75.97%)
Closed-End Funds (32.92%)
AP Alternative Assets LP	652,613	5,928,989
ARC Capital Holdings, Ltd.(a)	1,869,000	1,289,610
Candover Investments PLC(a)	190,618	1,365,205
Castle Private Equity, Ltd.(a)	237,327	2,436,437
Conversus Capital LP	324,032	6,244,097
Electra Private Equity PLC(a)	254,127	5,826,580
Graphite Enterprise Trust PLC	774,289	4,355,833
HarbourVest Global Private Equity Ltd.(a)	319,000	1,945,900
HBM BioVentures AG, Class A(a)	47,200	2,084,389
HgCapital Trust PLC	193,700	2,959,221
HgCapital Trust PLC(a)	57,520	66,276
Pantheon International Participations PLC(a)	247,400	2,535,986
Pantheon International Participations PLC(a)	129,000	1,341,632
Princess Private Equity Holding, Ltd.	575,568	4,517,211
Standard Life European Private Equity Trust PLC	646,214	1,322,468
SVG Capital PLC(a)	1,813,532	6,267,059

		50,486,893

	Shares	Value (Note 2)

Diversified Financial Services (18.25%)
Blackstone Group LP	425,800	$6,731,898
GP Investments, Ltd.(a)	528,400	1,215,755
Intermediate Capital Group PLC	1,516,000	6,569,493
KKR & Co. LP	473,500	6,619,530
Onex Corp.	198,088	6,855,145

		27,991,821

Investment Companies (2.68%)
LMS Capital PLC(a)	396,335	352,867
Ratos AB, B Shares	287,200	3,624,567
RHJ International SA(a)	31,000	141,112

		4,118,546

Private Equity (20.18%)
3i Group PLC	1,345,996	3,915,394
Altamir Amboise(a)	365,400	3,087,618
Apollo Global Management LLC, Class A	302,700	4,504,176
Aurelius AG	65,391	2,530,961
Bure Equity AB(a)	537,993	1,605,477
Deutsche Beteiligungs AG	105,456	2,276,029
Eurazeo	166,340	7,243,242
GIMV N.V.	91,450	4,464,243
IP Group PLC(a)	947,548	1,317,698

		30,944,838

Real Estate (1.94%)
Brookfield Asset Management, Inc., Class A	97,500	2,970,825

TOTAL FINANCIALS		116,512,923

Industrials (3.28%)
Miscellaneous Manufacturers (3.28%)
Fosun International, Ltd.	8,256,000	5,024,734

TOTAL INDUSTRIALS		5,024,734

Utilities (1.44%)
Electric (1.44%)
Brookfield Infrastructure Partners LP	75,900	2,214,003

TOTAL UTILITIES		2,214,003

TOTAL COMMON STOCKS
(Cost $151,901,762)		152,126,468

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.02%)
Money Market Fund (1.02%)
Dreyfus Treasury Prime Cash Management, Investor Shares	0.00004%	1,562,473	$1,562,473

TOTAL SHORT TERM INVESTMENTS
(Cost $1,562,473)			1,562,473

TOTAL INVESTMENTS (100.21%)
(Cost $153,464,235)			$153,688,941

Liabilities In Excess Of Other Assets (-0.21%)			(316,438)

NET ASSETS (100.00%)			$153,372,503

(a)	Non-Income Producing Security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for a public company.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Value Intersection Fund
STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (95.38%)
Consumer Discretionary (8.83%)
Automobiles & Components (1.64%)
Ford Motor Co.	58,200	$722,844
TRW Automotive Holdings Corp.(a)	12,820	481,007

		1,203,851

Consumer Durables & Apparel (1.75%)
Hasbro, Inc.	15,500	541,105
PVH Corp.	9,680	747,199

		1,288,304

Media (1.85%)
News Corp., Class A	41,500	781,445
Viacom, Inc., Class B	12,250	576,240

		1,357,685

Retailing (3.59%)
Abercrombie & Fitch Co., Class A	11,022	506,351
Kohl’s Corp.	10,890	500,831
Lowe’s Cos., Inc.	28,270	758,484
TJX Cos., Inc.	12,800	872,192

		2,637,858

TOTAL CONSUMER DISCRETIONARY		6,487,698

Consumer Staples (8.25%)
Food & Staples Retailing (1.36%)
CVS Caremark Corp.	23,930	999,077

Food Beverage & Tobacco (4.80%)
Altria Group, Inc.	32,140	912,776
The JM Smucker Co.	10,970	864,217
Lorillard, Inc.	9,400	1,009,466
Philip Morris International, Inc.	9,895	739,849

		3,526,308

Household & Personal Products (2.09%)
Energizer Holdings, Inc.(a)	11,780	908,474
Kimberly-Clark Corp.	8,775	627,939

		1,536,413

TOTAL CONSUMER STAPLES		6,061,798

Energy (12.61%)
Energy (12.61%)
Anadarko Petroleum Corp.	13,200	1,065,504
Baker Hughes, Inc.	12,000	589,560
Chesapeake Energy Corp.	24,010	507,331
Chevron Corp.	21,119	2,176,947
Exxon Mobil Corp.	11,704	980,093
Hess Corp.	11,100	624,930

	Shares	Value (Note 2)

Energy (continued)
Marathon Oil Corp.	24,700	$775,333
Marathon Petroleum Corp.	12,350	472,017
National Oilwell Varco, Inc.	9,275	686,164
Occidental Petroleum Corp.	13,900	1,386,803

TOTAL ENERGY		9,264,682

Financials (23.22%)
Banks (6.87%)
BB&T Corp.	27,610	750,716
PNC Financial Services Group, Inc.	13,400	789,528
US Bancorp	43,270	1,221,079
Wells Fargo & Co.	78,200	2,284,222

		5,045,545

Diversified Financials (10.71%)
Ameriprise Financial, Inc.	20,400	1,092,420
Bank of America Corp.	162,862	1,161,206
BlackRock, Inc.	2,660	484,120
Citigroup, Inc.	32,910	1,010,995
The Goldman Sachs Group, Inc.	8,420	938,578
Invesco, Ltd.	28,200	636,474
JPMorgan Chase & Co.	55,900	2,085,070
SLM Corp.	30,500	455,975

		7,864,838

Insurance (4.76%)
ACE, Ltd.	15,300	1,064,880
Allied World Assurance Co. Holdings, Ltd.	5,500	338,415
Hartford Financial Services Group, Inc.	34,860	610,747
MetLife, Inc.	14,000	494,620
Prudential Financial, Inc.	11,400	652,536
Unum Group	14,800	337,884

		3,499,082

Real Estate (0.88%)
Forest City Enterprises, Inc., Class A(a)	49,100	644,683

TOTAL FINANCIALS		17,054,148

Health Care (14.01%)
Health Care Equipment & Services (4.05%)
Aetna, Inc.	15,700	686,090
Covidien PLC	12,030	619,545
McKesson Corp.	5,970	487,868
UnitedHealth Group, Inc.	22,830	1,182,366

		2,975,869

Pharmaceuticals, Biotechnology & Life Sciences (9.96%)
Amgen, Inc.	16,190	1,099,463
Eli Lilly & Co.	17,250	685,515
Forest Laboratories, Inc.(a)	12,228	388,606

	Shares	Value (Note 2)

Pharmaceuticals, Biotechnology & Life Sciences (continued)
Gilead Sciences, Inc.(a)	12,740	$622,222
Merck & Co., Inc.	52,870	2,022,806
Pfizer, Inc.	58,873	1,259,882
Thermo Fisher Scientific, Inc.(a)	10,790	570,791
Watson Pharmaceuticals, Inc.(a)	11,380	667,209

		7,316,494

TOTAL HEALTH CARE		10,292,363

Industrials (8.99%)
Capital Goods (7.38%)
The Boeing Co.	7,330	543,739
Caterpillar, Inc.	5,340	582,701
Dover Corp.	10,150	643,612
General Electric Co.	129,110	2,415,648
Parker Hannifin Corp.	6,270	505,864
United Technologies Corp.	9,270	726,304

		5,417,868

Commercial & Professional Services (0.88%)
Towers Watson & Co., Class A	10,830	647,634

Transportation (0.73%)
United Continental Holdings, Inc.(a)	23,270	537,537

TOTAL INDUSTRIALS		6,603,039

Information Technology (9.39%)
Semiconductors & Semiconductor Equipment (0.51%)
Xilinx, Inc.	10,420	373,557

Software & Services (5.49%)
Accenture PLC, Class A	12,310	705,855
Activision Blizzard, Inc.	46,150	569,491
eBay, Inc.(a)	22,230	702,468
Oracle Corp.	15,410	434,562
Teradata Corp.(a)	5,580	298,865
Visa, Inc., Class A	7,170	721,589
The Western Union Co.	31,215	596,206

		4,029,036

Technology Hardware & Equipment (3.39%)
Apple, Inc.(a)	2,090	954,043
Cisco Systems, Inc.	78,280	1,536,637

		2,490,680

TOTAL INFORMATION TECHNOLOGY		6,893,273

Materials (2.55%)
Materials (2.55%)
The Dow Chemical Co.	37,788	1,266,276

		Shares	Value (Note 2)

Materials (continued)
Newmont Mining Corp.		9,871	$606,869

TOTAL MATERIALS			1,873,145

Telecommunication Services (1.95%)
Telecommunication Services (1.95%)
AT&T, Inc.		48,675	1,431,532

TOTAL TELECOMMUNICATION SERVICES			1,431,532

Utilities (5.58%)
Utilities (5.58%)
American Electric Power Co., Inc		21,600	854,496
NextEra Energy, Inc.		19,030	1,138,946
PG&E Corp.		25,240	1,026,258
Xcel Energy, Inc.		40,680	1,082,088

TOTAL UTILITIES			4,101,788

TOTAL COMMON STOCKS
(Cost $62,172,666)			70,063,466

EXCHANGE TRADED FUNDS (3.49%)
Equity Fund (3.49%) iShares® Russell 1000® Value Index Fund		38,910	2,564,558

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,452,089)			2,564,558

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (0.72%)
Money Market Fund (0.72%)
Fidelity Institutional Money Market - Money Market Portfolio - Class I	0.212%	527,906	527,906

TOTAL SHORT TERM INVESTMENTS
(Cost $527,906)			527,906

TOTAL INVESTMENTS (99.59%)
(Cost $65,152,661)			$73,155,930

Other Assets In Excess Of Liabilities (0.41%)			301,253

NET ASSETS (100.00%)			$73,457,183

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Clough China Fund
STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (91.47%)
Consumer Discretionary (19.79%)
Automobiles (6.33%)
Brilliance China Automotive Holdings, Ltd.(a)	786,000	$840,181
Dongfeng Motor Group Co., Ltd., Class H	846,000	1,580,843
Great Wall Motor Co., Ltd., Class H	1,287,000	2,206,636

		4,627,660

Multiline Retail (2.50%)
Golden Eagle Retail Group, Ltd.	245,000	561,075
Lifestyle International Holdings, Ltd.	540,500	1,264,719

		1,825,794

Specialty Retail (4.61%)
Belle International Holdings, Ltd.	331,000	536,743
China ZhengTong Auto Services Holdings, Ltd.(a)	841,000	878,424
Giordano International, Ltd.	958,000	762,792
SA SA International Holdings, Ltd.	1,850,000	1,192,735

		3,370,694

Textiles, Apparel & Luxury Goods (6.35%)
Bosideng International Holdings, Ltd.	2,516,000	722,834
China Lilang, Ltd.	1,072,000	981,149
Shenzhou International Group Holdings, Ltd.	1,293,000	1,842,352
Texwinca Holdings, Ltd.	678,000	743,194
Trinity, Ltd.	438,000	352,391

		4,641,920

TOTAL CONSUMER DISCRETIONARY		14,466,068

Consumer Staples (6.23%)
Food & Staples Retailing (1.34%)
China Resources Enterprise, Ltd.	158,000	544,414
Wumart Stores, Inc., Class H	209,000	431,572

		975,986

Food Products (4.89%)
Shenguan Holdings Group, Ltd.	5,038,600	2,861,161
Want Want China Holdings, Ltd.	771,000	714,331

		3,575,492

TOTAL CONSUMER STAPLES		4,551,478

	Shares	Value (Note 2)

Energy (7.78%)
Oil Services & Drillers (7.78%)
China Petroleum & Chemical Corp., Class H	2,893,000	$3,490,705
China Shenhua Energy Co., Ltd., Class H	500,000	2,195,890

		5,686,595

TOTAL ENERGY		5,686,595

Financials (26.10%)
Commercial Banks (19.62%)
Agricultural Bank of China, Ltd., Class H	2,149,000	1,058,460
Bank of China, Ltd., Class H	7,317,300	3,136,593
China Construction Bank Corp., Class H	6,071,080	4,845,711
Industrial & Commercial Bank of China, Class H	7,588,967	5,300,129

		14,340,893

Insurance (4.27%)
China Life Insurance Co., Ltd., Class H	486,000	1,426,575
Ping An Insurance Group Co. of China, Ltd., Class H	214,500	1,696,345

		3,122,920

Real Estate Management & Development (2.21%)
Hysan Development Co., Ltd.	202,000	793,353
Sino Land Co., Ltd.	491,400	818,535

		1,611,888

TOTAL FINANCIALS		19,075,701

Industrials (10.28%)
Airlines (0.93%)
Air China, Ltd., Class H	852,000	678,397

Commercial Services & Distributors (3.75%)
China Everbright International, Ltd.	6,402,000	2,744,146

Construction & Engineering (2.66%)
China Railway Group, Ltd., Class H	1,467,000	523,184
China State Construction International Holdings, Ltd.	1,800,000	1,425,139

		1,948,323

Electrical Equipment (2.25%)
Dongfang Electric Corp., Ltd., Class H	255,600	754,598

	Shares	Value (Note 2)

Electrical Equipment (continued)
Zhuzhou CSR Times Electric Co., Ltd., Class H	403,000	$887,896

		1,642,494

Industrial Conglomerates (0.69%)
Hutchison Whampoa, Ltd.	53,000	503,083

TOTAL INDUSTRIALS		7,516,443

Information Technology (13.10%)
Communications Equipment (4.97%)
VTech Holdings, Ltd.	221,200	2,304,704
ZTE Corp., Class H	488,200	1,326,011

		3,630,715

Computers & Peripherals (4.42%)
Lenovo Group, Ltd.	4,038,000	3,230,080

Internet Software & Services (3.71%)
Tencent Holdings, Ltd.	111,100	2,712,862

TOTAL INFORMATION TECHNOLOGY		9,573,657

Materials (0.79%)
Metals & Mining (0.79%)
Zhaojin Mining Industry Co., Ltd., Class H	323,500	580,627

TOTAL MATERIALS		580,627

Telecommunication Services (6.33%)
Diversified Telecommunication (1.16%)
China Telecom Corp., Ltd., Class H	1,516,000	850,504

Wireless Telecommunication Services (5.17%)
China Mobile, Ltd.	289,900	2,962,721
SmarTone Telecommunications Holdings, Ltd.	482,000	815,303

		3,778,024

TOTAL TELECOMMUNICATION SERVICES		4,628,528

Utilities (1.07%)
Electric Utilities (1.07%)
Cheung Kong Infrastructure Holdings, Ltd.	137,000	778,614

TOTAL UTILITIES		778,614

TOTAL COMMON STOCKS (Cost $60,540,138)		66,857,711

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (4.78%)
Money Market Fund (4.78%)
Dreyfus Cash Management Fund, Institutional Class	0.088%	3,494,923	$3,494,923

TOTAL SHORT TERM INVESTMENTS (Cost $3,494,923)			3,494,923

TOTAL INVESTMENTS (96.25%) (Cost $64,035,061)			$70,352,634

Other Assets In Excess Of Liabilities (3.75%)			2,738,515

NET ASSETS (100.00%)			$73,091,149

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Jefferies Asset Management Commodity Strategy Allocation Fund
CONSOLIDATED STATEMENT of INVESTMENTS
January 31, 2012 (Unaudited)
	Shares	Value (Note 2)

COMMON STOCKS (28.42%)
Australia (0.81%)
Nufarm, Ltd.(a)	225,426	$1,091,315

Canada (4.33%)
EnCana Corp.	73,311	1,404,512
IAMGOLD Corp.	88,964	1,484,360
Potash Corp. of Saskatchewan, Inc.	43,752	2,049,934
Viterra, Inc.	80,037	861,274

		5,800,080

Germany (0.94%)
K+S AG	26,417	1,259,688

India (1.07%)
Reliance Industries, Ltd., GDR(b)	43,379	1,435,845

Israel (0.25%)
The Israel Corp., Ltd.	552	336,651

Norway (0.74%)
Norsk Hydro ASA	188,618	996,618

Spain (0.99%)
Repsol YPF SA	48,026	1,319,223

Switzerland (1.08%)
Syngenta AG(a)	4,769	1,442,357

United Kingdom (2.54%)
Antofagasta PLC	54,623	1,112,946
BP PLC	116,036	860,945
Evraz PLC(a)	201,816	1,426,005

		3,399,896

United States (15.67%)
Alcoa, Inc.	134,174	1,363,208
Allegheny Technologies, Inc.	26,984	1,224,804
Archer-Daniels-Midland Co.	34,805	996,467
CF Industries Holdings, Inc.	4,061	720,340
Chesapeake Energy Corp.	22,990	485,779
Chevron Corp.	12,331	1,271,080
Coeur d’Alene Mines Corp.(a)	51,591	1,427,007
Deere & Co.	20,349	1,753,066
Exxon Mobil Corp.	28,347	2,373,778
Hornbeck Offshore Services, Inc.(a)	38,397	1,255,198
Marathon Oil Corp.	42,584	1,336,712
MeadWestvaco Corp.	43,746	1,287,882
Monsanto Co.	25,765	2,114,018
National Oilwell Varco, Inc.	18,041	1,334,673
Southwestern Energy Co.(a)	16,295	507,426
Tyson Foods, Inc., Class A	27,532	513,196

	Shares	Value (Note 2)

United States (continued)
United States Steel Corp.	34,072	$1,028,634

		20,993,268

TOTAL COMMON STOCKS (Cost $36,214,818)		38,074,941

EXCHANGE TRADED FUNDS (4.78%)
iShares® Gold Trust(a)	192,978	3,276,766
SPDR® Gold Trust(a)	18,476	3,128,172

TOTAL EXCHANGE TRADED FUNDS (Cost $5,274,219)		6,404,938

WARRANTS (0.00%)(c)
Canada (0.00%)(c)
Kinross Gold Corp., strike price $21.30, Expires 9/17/14(a)	19	21

United States (0.00%)
Magnum Hunter Resources Corp. $10.50, Expires 8/29/13	629	0

TOTAL WARRANTS (Cost $69)		21

	Principal Amount	Value (Note 2)

GOVERNMENT BONDS (57.13%)
U.S. Treasury Bonds (57.13%)
United States Treasury Inflation Indexed Bonds
2.000%, 4/15/12	$1,393,625	1,402,989
0.625%, 4/15/13	17,928,363	18,368,163
1.875%, 7/15/13	2,192,586	2,309,068
2.000%, 1/15/14	14,282,509	15,278,943
1.250%, 4/15/14	23,197,300	24,603,636
2.000%, 7/15/14	9,211,612	10,037,055
1.625%, 1/15/15	2,031,966	2,219,606
0.500%, 4/15/15	1,847,792	1,962,412
1.875%, 7/15/15	337,302	377,251

		76,559,123

TOTAL GOVERNMENT BONDS (Cost $75,888,246)		76,559,123

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.00%)
Money Market Fund (1.00%)
Dreyfus Treasury Prime Cash Management, Investor Shares	0.00004%	1,340,775	1,340,775

TOTAL SHORT TERM INVESTMENTS (Cost $1,340,775)			1,340,775

TOTAL INVESTMENTS (91.33%)
(Cost $118,718,127)			$122,379,798

Other Assets In Excess Of Liabilities - (8.67%)			11,624,023

NET ASSETS - 100.00%			$134,003,821

(a)	Non Income Producing Security.
(b)

Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $1,435,845, representing 1.07% of the Fund’s net assets.

(c)	Less than 0.005%.

Common Abbreviations:

AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	- Allmennaksjeselskap is the Norwegian term for public limited company.
GDR	- Global Depositary Receipt.
Ltd.	- Limited.
PLC	- Public Limited Co.
SA	- Generally designated corporations in various countries, mostly those employing the civil law.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation
Bank of America - Merrill Lynch	CRB 3 Month Forward Total Return Index	80,137,373	0.48%	6/29/12	$197,108
Bank of America - Merrill Lynch	ML eXtra Copper GA6	4,137,852	0.10%	6/29/12	428,830
Bank of America - Merrill Lynch	ML eXtra Silver GA6	621,894	0.10%	6/29/12	119,060
Bank of America - Merrill Lynch	MLCS Coffee J-F3	(3,486,158)	0.10%	6/29/12	170,263
Bank of America - Merrill Lynch	MLCS Corn J-F3	(4,533,793)	0.10%	6/29/12	81,545
Bank of America - Merrill Lynch	MLCX Gold T-F3	(5,012,789)	0.10%	6/29/12	35,152
Bank of America - Merrill Lynch	S&P MLCX 3 Month Natural Gas	(4,363,136)	0.10%	6/29/12	1,065,845
UBS	CRB 3 Month Forward Total Return Index	12,002,847	0.40%	11/30/12	335,005

					$2,432,808

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Depreciation
Bank of America - Merrill Lynch	ML eXtra Coffee GA6	3,486,158	0.10%	6/29/12	$(161,404)
Bank of America - Merrill Lynch	ML eXtra Corn GA6	4,533,793	0.10%	6/29/12	(145,922)
Bank of America - Merrill Lynch	MLCS Copper J-F3	(4,137,852)	0.10%	6/29/12	(426,284)
Bank of America - Merrill Lynch	MLCS Silver J-F3	(621,894)	0.10%	6/29/12	(119,382)

					$(852,992)

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation

See Notes to Quarterly Statement of Investments.

RiverFront Global Growth Fund
STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (34.38%)
Basic Materials (1.01%)
Chemicals (0.41%)
Sensient Technologies Corp.	5,685	$225,240

Forest Products & Paper (0.60%)
MeadWestvaco Corp.	11,057	325,518

TOTAL BASIC MATERIALS		550,758

Communications (3.72%)
Internet (0.84%)
VeriSign, Inc.	12,377	458,692

Telecommunications (2.88%)
Anixter International, Inc.(a)	7,320	479,533
BCE, Inc.	8,626	351,941
QUALCOMM, Inc.	7,574	445,503
Verizon Communications, Inc.	7,884	296,911

		1,573,888

TOTAL COMMUNICATIONS		2,032,580

Consumer Staples (0.72%)
Food & Staples Retailing (0.72%)
Wal-Mart Stores, Inc.	6,433	394,729

TOTAL CONSUMER STAPLES		394,729

Consumer, Cyclical (4.76%)
Hotels, Restaurants & Leisure (0.71%)
Penn National Gaming, Inc.(a)	9,460	387,292

Leisure Equipment & Products (0.69%)
Hasbro, Inc.	10,720	374,235

Multiline Retail (0.35%)
Dollar Tree, Inc.(a)	2,279	193,282

Retail (3.01%)
Cracker Barrel Old Country Store, Inc.	5,709	299,551
Family Dollar Stores, Inc.	5,354	298,753
McDonald’s Corp.	4,591	454,739
Nordstrom, Inc.	6,433	317,662
PF Chang’s China Bistro, Inc.	8,402	273,569

		1,644,274

TOTAL CONSUMER, CYCLICAL		2,599,083

		Value
	Shares	(Note 2)

Consumer, Non-cyclical (4.17%)
Commercial Services (0.37%)
Moody’s Corp.	5,403	$201,154

Health Care Products (0.86%)
Hologic, Inc.(a)	23,143	471,886

Health Care Providers & Services (0.62%)
PSS World Medical, Inc.(a)	13,932	338,129

Health Care Services (0.57%)
WellPoint, Inc.	4,847	311,759

Pharmaceuticals (1.75%)
Merck & Co., Inc.	10,185	389,678
Pfizer, Inc.	26,454	566,116

		955,794

TOTAL CONSUMER, NON-CYCLICAL		2,278,722

Energy (3.78%)
Energy Equipment & Services (0.59%)
Superior Energy Services, Inc.(a)	11,418	325,527

Oil & Gas (2.63%)
Chevron Corp.	6,754	696,202
ConocoPhillips	5,131	349,986
Exxon Mobil Corp.	4,656	389,893

		1,436,081

Oil & Gas Services (0.56%)
Oil States International, Inc.(a)	3,823	304,655

TOTAL ENERGY		2,066,263

Financials (5.91%)
Banks (1.95%)
East West Bancorp, Inc.	21,447	470,976
PNC Financial Services Group, Inc.	10,059	592,677

		1,063,653

Diversified Financial Services (1.48%)
American Express Co.	7,309	366,473
Invesco Ltd.	19,493	439,957

		806,430

Insurance (0.79%)
HCC Insurance Holdings, Inc.	15,449	428,864

Real Estate Investment Trusts (0.93%)
DuPont Fabros Technology, Inc.	10,477	267,163

		Value
	Shares	(Note 2)

Real Estate Investment Trusts (continued)
Weingarten Realty Investors	9,992	$242,506

		509,669

Savings & Loans (0.76%)
People’s United Financial, Inc.	33,806	416,828

TOTAL FINANCIALS		3,225,444

Industrials (4.91%)
Aerospace & Defense (0.49%)
L-3 Communications Holdings, Inc.	3,784	267,680

Containers & Packaging (1.15%)
Ball Corp.	16,015	628,749

Electrical Components & Equipment (0.31%)
EnerSys(a)	5,946	172,315

Hand & Machine Tools (0.61%)
Snap-on, Inc.	5,922	334,652

Machinery, Construction & Mining (0.65%)
Caterpillar, Inc.	3,254	355,077

Machinery-Diversified (0.57%)
Cummins, Inc.	2,970	308,880

Miscellaneous Manufacturing (1.13%)
General Electric Co.	22,243	416,166
SPX Corp.	2,860	199,142

		615,308

TOTAL INDUSTRIALS		2,682,661

Technology (5.40%)
Computers & Peripherals (2.06%)
Apple, Inc.(a)	812	370,662
International Business Machines Corp.	2,148	413,705
Synopsys, Inc.(a)	11,583	337,992

		1,122,359

Semiconductors & Semiconductor Equipment (1.48%)
KLA-Tencor Corp.	8,589	439,155
Microchip Technology, Inc.	10,023	369,949

		809,104

Software (1.86%)
BMC Software, Inc.(a)	8,813	319,383

		Value
	Shares	(Note 2)

Software (continued)
Microsoft Corp.	23,582	$696,377

		1,015,760

TOTAL TECHNOLOGY		2,947,223

TOTAL COMMON STOCKS
(Cost $16,018,560)		18,777,463

EXCHANGE TRADED FUNDS (60.23%)
Emerging Markets (14.55%)
iShares® MSCI Emerging Markets Index Fund	69,839	2,942,317
PowerShares FTSE RAFI Emerging Markets Portfolio	23,040	521,165
Vanguard MSCI Emerging Markets ETF	105,865	4,480,207

		7,943,689

Equity (36.07%)
Consumer Discretionary Select Sector SPDR® Fund(b)	18,645	770,411
db-X MSCI EAFE Currency-Hedged Equity Fund	65,559	1,522,280
Energy Select Sector SPDR® Fund(b)	5,977	422,395
Global X FTSE ASEAN 40 ETF	34,921	543,720
Health Care Select Sector SPDR® Fund(b)	15,852	567,502
iShares® Dow Jones US Energy Sector Index Fund	51,290	2,080,835
iShares® MSCI ACWI Index Fund	26,300	1,028,067
iShares® MSCI Germany Index Fund	63,205	1,348,163
iShares® MSCI Pacific ex-Japan Index Fund	22,163	950,349
iShares® MSCI United Kingdom Index Fund	94,981	1,584,283
iShares® S&P Latin America 40 Index Fund	11,607	539,261
iShares® S&P SmallCap 600 Index Fund	44,759	3,258,455
PowerShares International Dividend Achievers Portfolio	75,583	1,123,919
PowerShares S&P SmallCap Health Care Portfolio	12,366	404,368
SPDR® Dow Jones REIT ETF	23,681	1,621,912
Vanguard Consumer Staples ETF	8,636	696,148
WisdomTree Emerging Markets Small-Cap Dividend Fund	27,150	1,236,954

		19,699,022

		Value
	Shares	(Note 2)

Growth (1.81%)
Wilshire Micro-Cap ETF	58,566	$990,937

International Equity (4.94%) iShares® MSCI Canada Index Fund	9,489	266,736
Vanguard MSCI EAFE ETF	75,227	2,433,593

		2,700,329

Micro-Cap (1.00%)
First Trust Dow Jones Select Micro-Cap Index Fund	25,261	544,375

Technology (0.88%)
Vanguard Information Technology Index ETF	7,289	482,750

Value (0.98%)
PowerShares Dividend Achievers Portfolio	35,394	535,511

TOTAL EXCHANGE TRADED FUNDS
(Cost $30,518,218)		32,896,613

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (3.67%)
Money Market Fund (3.67%)
Dreyfus Cash Management Fund, Institutional Class	0.084%	2,005,491	2,005,491

TOTAL SHORT TERM INVESTMENTS
(Cost $2,005,491)			2,005,491

TOTAL INVESTMENTS (98.28%)
(Cost $48,542,269)			$53,679,567

Other Assets In Excess Of Liabilities (1.72%)			937,195

NET ASSETS (100.00%)			$54,616,762

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 3 to Quarterly Statement of Investments.

Common Abbreviations:

ACWI - All Country World Index.

ASEAN - Association of Southeast Asian Nations.

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Dynamic Equity Income Fund
STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (31.87%)
Basic Materials (1.11%)
Forest Products & Paper (1.11%)
MeadWestvaco Corp.	9,636	$283,684

TOTAL BASIC MATERIALS		283,684

Communications (4.11%)
Telecommunications (4.11%)
BCE, Inc.	8,552	348,922
QUALCOMM, Inc.	7,751	455,914
Verizon Communications, Inc.	6,490	244,413

		1,049,249

TOTAL COMMUNICATIONS		1,049,249

Consumer Staples (1.30%)
Retail (1.30%)
Wal-Mart Stores, Inc.	5,420	332,571

TOTAL CONSUMER STAPLES		332,571

Consumer, Cyclical (3.25%)
Retail (3.25%)
McDonald’s Corp.	5,356	530,512
Nordstrom, Inc.	2,842	140,338
Tiffany & Co.	2,484	158,479

		829,329

TOTAL CONSUMER, CYCLICAL		829,329

Consumer, Non-cyclical (5.39%)
Commercial Services (1.34%)
Moody’s Corp.	9,216	343,112

Health Care Services (1.03%)
WellPoint, Inc.	4,079	262,361

Pharmaceuticals (3.02%)
Merck & Co., Inc.	7,882	301,565
Pfizer, Inc.	21,910	468,874

		770,439

TOTAL CONSUMER, NON-CYCLICAL		1,375,912

Energy (4.65%)
Oil & Gas (3.65%)
Chevron Corp.	6,162	635,179
ConocoPhillips	4,350	296,714

		931,893

	Shares	Value (Note 2)

Pipelines (1.00%)
ONEOK, Inc.	3,065	$254,885

TOTAL ENERGY		1,186,778

Financials (3.66%)
Banks (1.76%)
PNC Financial Services Group, Inc.	7,639	450,090

Diversified Financial Services (0.79%)
American Express Co.	4,010	201,061

Savings & Loans (1.11%)
People’s United Financial, Inc.	22,975	283,282

TOTAL FINANCIALS		934,433

Industrials (2.47%)
Machinery-Diversified (1.23%)
Cummins, Inc.	3,015	313,560

Miscellaneous Manufacturing (1.24%)
General Electric Co.	16,931	316,779

TOTAL INDUSTRIALS		630,339

Technology (5.93%)
Computers (2.45%)
Apple, Inc.(a)	711	324,557
International Business Machines Corp.	1,557	299,878

		624,435

Semiconductors (1.44%)
KLA-Tencor Corp.	7,213	368,801

Software (2.04%)
Microsoft Corp.	17,650	521,204

TOTAL TECHNOLOGY		1,514,440

TOTAL COMMON STOCKS (Cost $7,347,293)		8,136,735

EXCHANGE TRADED FUNDS (59.96%)
Aggressive Growth (5.34%)
WisdomTree LargeCap Dividend Fund	27,138	1,363,684

Consumer Staples (1.57%)
Vanguard Consumer Staples ETF	4,972	400,793

Debt (8.90%)
iShares® iBoxx $ High Yield Corporate Bond Fund	13,936	1,264,553

	Shares	Value (Note 2)

Debt (continued) iShares® JPMorgan USD Emerging Markets Bond Fund	9,072	$1,006,992

		2,271,545

Emerging Market Equity (4.47%)
Vanguard MSCI Emerging Markets ETF	12,363	523,202
WisdomTree Emerging Markets Small-Cap Dividend Fund	13,574	618,432

		1,141,634

Equity (19.90%)
Energy Select Sector SPDR® Fund(b)	4,289	303,104
Global X FTSE ASEAN 40 ETF	15,724	244,823
Health Care Select Sector SPDR® Fund(b)	14,284	511,367
iShares® MSCI Emerging Markets Index Fund	15,920	670,710
iShares® MSCI Germany Index Fund	40,253	858,596
iShares® MSCI Pacific ex-Japan Index Fund	20,164	864,632
PowerShares International Dividend Achievers Portfolio	37,365	555,617
SPDR® Dow Jones REIT ETF	11,408	781,334
Utilities Select Sector SPDR® Fund(b)	8,362	289,994

		5,080,177

Fixed Income / High Yield (14.58%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	49,499	917,216
SPDR® Barclays Capital High Yield Bond ETF	71,065	2,804,936

		3,722,152

Growth (0.99%)
PowerShares S&P 500 Low Volatility Portfolio	9,789	251,577

International Equity (2.16%) iShares® MSCI United Kingdom Index Fund	33,120	552,442

Real Estate Investment Trusts (2.05%) iShares® Dow Jones U.S. Real Estate Index Fund	8,655	523,974

TOTAL EXCHANGE TRADED FUNDS
(Cost $15,001,999)		15,307,978

EXCHANGE TRADED NOTES (2.94%)
Master Limited Partnerships (MLPs) (2.94%)
JPMorgan Alerian MLP Index ETN	10,661	423,455

	Shares	Value (Note 2)

Master Limited Partnerships (MLPs) (continued)
UBS E-TRACS Alerian MLP Infrastructure ETN	9,758	$325,527

		748,982

TOTAL EXCHANGE TRADED NOTES
(Cost $686,160)		748,982

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (3.61%)
Money Market Fund (3.61%)
Dreyfus Cash Management Fund, Institutional Class	0.084%	921,557	921,557

TOTAL SHORT TERM INVESTMENTS
(Cost $921,557)			921,557

TOTAL INVESTMENTS (98.38%)
(Cost $23,957,009)			$25,115,252

Other Assets In Excess Of Liabilities (1.62%)			413,614

NET ASSETS (100.00%)			$25,528,866

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 3 to Quarterly Statement of Investments.

Common Abbreviations:

ASEAN - Association of Southeast Asian Nations.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times and the London Stock Exchange.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Global Allocation Fund
STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (29.35%)
Basic Materials (0.95%)
Chemicals (0.32%)
Sensient Technologies Corp.	1,896	$75,120

Forest Products & Paper (0.63%)
MeadWestvaco Corp.	5,050	148,672

TOTAL BASIC MATERIALS		223,792

Communications (3.34%)
Internet (0.63%)
VeriSign, Inc.	3,997	148,129

Telecommunications (2.71%)
Anixter International, Inc.(a)	2,403	157,420
BCE, Inc.	3,466	141,413
QUALCOMM, Inc.	3,534	207,870
Verizon Communications, Inc.	3,578	134,747

		641,450

TOTAL COMMUNICATIONS		789,579

Consumer Staples (0.67%)
Retail (0.67%)
Wal-Mart Stores, Inc.	2,600	159,536

TOTAL CONSUMER STAPLES		159,536

Consumer, Cyclical (3.96%)
Entertainment (0.59%)
Penn National Gaming, Inc.(a)	3,388	138,705

Retail (2.85%)
Cracker Barrel Old Country Store, Inc.	1,903	99,850
Dollar Tree, Inc.(a)	767	65,049
Family Dollar Stores, Inc.	1,806	100,775
McDonald’s Corp.	1,780	176,309
Nordstrom, Inc.	2,860	141,227
PF Chang’s China Bistro, Inc.	2,834	92,275

		675,485

Toys, Games & Hobbies (0.52%)
Hasbro, Inc.	3,496	122,045

TOTAL CONSUMER, CYCLICAL		936,235

Consumer, Non-cyclical (3.66%)
Commercial Services (0.38%)
Moody’s Corp.	2,417	89,985

	Shares	Value (Note 2)

Health Care Products (1.10%)
Hologic, Inc.(a)	7,574	$154,434
PSS World Medical, Inc.(a)	4,313	104,676

		259,110

Health Care Services (0.53%)
WellPoint, Inc.	1,956	125,810

Pharmaceuticals (1.65%)
Merck & Co., Inc.	3,508	134,216
Pfizer, Inc.	11,999	256,779

		390,995

TOTAL CONSUMER, NON-CYCLICAL		865,900

Energy (3.49%)
Oil & Gas (2.68%)
Chevron Corp.	3,115	321,094
ConocoPhillips	2,054	140,103
Exxon Mobil Corp.	2,060	172,505

		633,702

Oil & Gas Services (0.81%)
Oil States International, Inc.(a)	1,179	93,954
Superior Energy Services, Inc.(a)	3,484	99,329

		193,283

TOTAL ENERGY		826,985

Financials (4.48%)
Banks (1.50%)
East West Bancorp, Inc.	6,910	151,743
PNC Financial Services Group, Inc.	3,454	203,510

		355,253

Diversified Financial Services (1.21%)
American Express Co.	2,813	141,044
Invesco Ltd.	6,458	145,757

		286,801

Insurance (0.52%)
HCC Insurance Holdings, Inc.	4,393	121,950

Real Estate Investment Trusts (0.68%)
DuPont Fabros Technology, Inc.	3,436	87,618
Weingarten Realty Investors	3,049	73,999

		161,617

Savings & Loans (0.57%)
People’s United Financial, Inc.	10,866	133,978

TOTAL FINANCIALS		1,059,599

	Shares	Value (Note 2)

Industrials (4.07%)
Aerospace & Defense (0.35%)
L-3 Communications Holdings, Inc.	1,159	$81,987

Electrical Components & Equipment (0.24%)
EnerSys(a)	1,959	56,772

Hand & Machine Tools (0.45%)
Snap-on, Inc.	1,890	106,804

Machinery, Construction & Mining (0.69%)
Caterpillar, Inc.	1,500	163,680

Machinery-Diversified (0.53%)
Cummins, Inc.	1,214	126,256

Miscellaneous Manufacturing (0.93%)
General Electric Co.	7,525	140,793
SPX Corp.	1,124	78,264

		219,057

Packaging & Containers (0.88%)
Ball Corp.	5,304	208,235

TOTAL INDUSTRIALS		962,791

Technology (4.73%)
Computers (1.42%)
Apple, Inc.(a)	429	195,830
International Business Machines Corp.	731	140,790

		336,620

Computers & Peripherals (0.49%)
Synopsys, Inc.(a)	3,949	115,232

Semiconductors (1.36%)
KLA-Tencor Corp.	3,921	200,481
Microchip Technology, Inc.	3,291	121,471

		321,952

Software (1.46%)
BMC Software, Inc.(a)	2,954	107,053
Microsoft Corp.	8,039	237,392

		344,445

TOTAL TECHNOLOGY		1,118,249

TOTAL COMMON STOCKS (Cost $6,438,796)		6,942,666

	Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (64.68%)
Aggressive Growth (2.27%)
WisdomTree LargeCap Dividend Fund	10,671	$536,218

Debt (4.01%)
iShares® iBoxx $ High Yield Corporate Bond Fund	2,648	240,279
iShares® JPMorgan USD Emerging Markets Bond Fund	6,379	708,069

		948,348

Emerging Market Equity (11.47%)
iShares® MSCI Emerging Markets Index Fund	30,577	1,288,209
Vanguard MSCI Emerging Markets ETF	33,640	1,423,645

		2,711,854

Equity (28.39%)
Consumer Discretionary Select Sector SPDR® Fund(b)	7,672	317,007
db-X MSCI EAFE Currency-Hedged Equity Fund	19,515	453,138
Energy Select Sector SPDR® Fund(b)	2,555	180,562
Global X FTSE ASEAN 40 ETF	15,217	236,929
Health Care Select Sector SPDR® Fund(b)	7,204	257,903
iShares® Dow Jones US Energy Sector Index Fund	22,268	903,413
iShares® MSCI ACWI ex US Index Fund	11,390	445,235
iShares® MSCI Germany Index Fund	21,126	450,618
iShares® MSCI Pacific ex-Japan Index Fund	7,241	310,494
iShares® S&P Latin America 40 Index Fund	3,829	177,895
iShares® S&P SmallCap 600 Index Fund	16,567	1,206,078
PowerShares International Dividend Achievers Portfolio	23,927	355,794
PowerShares S&P SmallCap Health Care Portfolio	4,101	134,103
SPDR® Dow Jones REIT ETF	7,372	504,908
Vanguard Consumer Staples ETF	2,927	235,945
WisdomTree Emerging Markets Small-Cap Dividend Fund	11,994	546,447

		6,716,469

Fixed Income / Corporate Bonds (2.50%)
Vanguard Short-Term Corporate Bond ETF	7,521	592,053

	Shares	Value (Note 2)

Fixed Income / High Yield (9.04%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	42,718	$791,565
SPDR® Barclays Capital High Yield Bond ETF	34,132	1,347,190

		2,138,755

International Equity (4.44%) iShares® MSCI Canada Index Fund	4,090	114,970
iShares® MSCI United Kingdom Index Fund	41,811	697,408
Vanguard MSCI EAFE ETF	7,352	237,837

		1,050,215

Large-Cap (1.75%)
PowerShares Dividend Achievers Portfolio	27,349	413,790

Technology (0.81%)
Vanguard Information Technology ETF	2,904	192,332

TOTAL EXCHANGE TRADED FUNDS
(Cost $15,034,380)		15,300,034

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (4.42%)
Money Market Fund (4.42%)
Dreyfus Cash Management Fund, Institutional Class	0.084%	1,046,990	1,046,990

TOTAL SHORT TERM INVESTMENTS
(Cost $1,046,990)			1,046,990

TOTAL INVESTMENTS (98.45%)
(Cost $22,520,166)			$23,289,690

Other Assets In Excess Of Liabilities (1.55%)			366,344

NET ASSETS (100.00%)			$23,656,034

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 3 to Quarterly Statement of Investments.

Common Abbreviations:

ASEAN - Association of Southeast Asian Nations.

ACWI - All Country World Index.

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund
STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (26.78%)
Basic Materials (0.92%)
Forest Products & Paper (0.92%)
MeadWestvaco Corp.	20,156	$593,393

TOTAL BASIC MATERIALS		593,393

Communications (3.77%)
Telecommunications (3.77%)
BCE, Inc.	20,590	840,072
QUALCOMM, Inc.	16,635	978,471
Verizon Communications, Inc.	16,471	620,298

		2,438,841

TOTAL COMMUNICATIONS		2,438,841

Consumer Staples (1.10%)
Retail (1.10%)
Wal-Mart Stores, Inc.	11,619	712,942

TOTAL CONSUMER STAPLES		712,942

Consumer, Cyclical (2.76%)
Retail (2.76%)
McDonald’s Corp.	11,819	1,170,672
Nordstrom, Inc.	6,040	298,255
Tiffany & Co.	4,923	314,087

		1,783,014

TOTAL CONSUMER, CYCLICAL		1,783,014

Consumer, Non-cyclical (4.58%)
Commercial Services (1.13%)
Moody’s Corp.	19,630	730,825

Health Care Services (0.91%)
WellPoint, Inc.	9,141	587,949

Pharmaceuticals (2.54%)
Merck & Co., Inc.	16,633	636,379
Pfizer, Inc.	46,831	1,002,183

		1,638,562

TOTAL CONSUMER, NON-CYCLICAL		2,957,336

Energy (3.65%)
Oil & Gas (2.79%)
Chevron Corp.	11,323	1,167,175
ConocoPhillips	9,274	632,579

		1,799,754

	Shares	Value (Note 2)

Pipelines (0.86%)
ONEOK, Inc.	6,692	$556,507

TOTAL ENERGY		2,356,261

Financials (3.08%)
Banks (1.52%)
PNC Financial Services Group, Inc.	16,668	982,078

Diversified Financial Services (0.66%)
American Express Co.	8,506	426,491

Savings & Loans (0.90%)
People’s United Financial, Inc.	47,239	582,457

TOTAL FINANCIALS		1,991,026

Industrials (2.07%)
Machinery-Diversified (1.03%)
Cummins, Inc.	6,404	666,016

Miscellaneous Manufacturing (1.04%)
General Electric Co.	35,976	673,111

TOTAL INDUSTRIALS		1,339,127

Technology (4.85%)
Computers (2.12%)
Apple, Inc.(a)	1,606	733,107
International Business Machines Corp.	3,306	636,735

		1,369,842

Semiconductors (1.16%)
KLA-Tencor Corp.	14,735	753,401

Software (1.57%)
Microsoft Corp.	34,314	1,013,292

TOTAL TECHNOLOGY		3,136,535

TOTAL COMMON STOCKS (Cost $15,460,748)		17,308,475

EXCHANGE TRADED FUNDS (63.14%)
Aggressive Growth (2.97%)
Vanguard Dividend Appreciation ETF	34,261	1,921,014

Commodity (1.21%)
SPDR® Gold Shares(a)	4,600	778,826

	Shares	Value (Note 2)

Consumer Staples (1.17%)
Vanguard Consumer Staples ETF	9,388	$756,767

Debt (9.71%)
iShares® Barclays 20+ Year Treasury Bond Fund	14,702	1,776,737
iShares® iBoxx $ High Yield Corporate Bond Fund	21,350	1,937,299
iShares® JPMorgan USD Emerging Markets Bond Fund	23,068	2,560,548

		6,274,584

Emerging Market Equity (3.41%)
Vanguard MSCI Emerging Markets ETF	39,591	1,675,491
WisdomTree Emerging Markets Small-Cap Dividend Fund	11,625	529,635

		2,205,126

Equity (19.90%)
Energy Select Sector SPDR® Fund(b)	10,023	708,325
Health Care Select Sector SPDR® Fund(b)	30,102	1,077,652
iShares® MSCI Emerging Markets Index Fund	64,522	2,718,312
iShares® MSCI Germany Index Fund	74,684	1,593,010
iShares® MSCI Pacific ex-Japan Index Fund	37,412	1,604,227
iShares® MSCI United Kingdom Index Fund	56,981	950,443
PowerShares International Dividend Achievers Portfolio	64,284	955,903
SPDR® Dow Jones REIT ETF	38,558	2,640,837
Utilities Select Sector SPDR® Fund(b)	17,801	617,339

		12,866,048

Fixed Income / Corporate Bonds (7.79%)
Vanguard Short-Term Corporate Bond ETF	63,938	5,033,199

Fixed Income / High Yield (16.98%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	193,262	3,581,145
SPDR® Barclays Capital High Yield Bond ETF	187,364	7,395,257

		10,976,402

TOTAL EXCHANGE TRADED FUNDS (Cost $39,648,251)		40,811,966

	Shares	Value (Note 2)

EXCHANGE TRADED NOTES (3.79%)
Master Limited Partnerships (MLPs) (3.79%)
JPMorgan Alerian MLP Index ETN	42,659	$1,694,415
UBS E-TRACS Alerian MLP Infrastructure ETN	22,694	757,072

		2,451,487

TOTAL EXCHANGE TRADED NOTES (Cost $2,255,426)		2,451,487

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (4.47%)
Money Market Fund (4.47%)
Dreyfus Cash Management Fund, Institutional Class	0.084%	2,891,931	2,891,931

TOTAL SHORT TERM INVESTMENTS (Cost $2,891,931)			2,891,931

TOTAL INVESTMENTS (98.18%) (Cost $60,256,356)			$63,463,859

Other Assets In Excess Of Liabilities (1.82%)			1,178,353

NET ASSETS (100.00%)			$64,642,212

(a)  Non-Income Producing Security.

(b)  Affiliated Company. See Note 3 to Quarterly Statement of Investments.

Common Abbreviations:

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

REIT - Real Estate Investment Trust.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

January 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993 and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). ALPS | Kotak India Growth Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Value Intersection Fund, Clough China Fund, Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Global Growth Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”) are separate funds offered to the public under the Trust as of January 31, 2012.

Basis of Consolidation for the Kotak Fund

The Kotak Fund invests in the equity securities of Indian companies by investing in shares of a wholly owned, collective investment vehicle. The Kotak Mauritius Portfolio (the “Portfolio”) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio shall invest in securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, all assets and liabilities, income and expenses of the Portfolio are consolidated in the financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Kotak Fund, which require, among other things, that each of the Portfolio’s investments be marked-to-market (that is, the value on the Portfolio’s books changes) each business day to reflect changes in the market value of each investment. The value of shares of the Portfolio fluctuates with the value of the Portfolio’s portfolio investments.

Basis of Consolidation for the Jefferies Asset Management Commodity Strategy Allocation Fund

Jefferies Asset Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the Jefferies Asset Management Commodity Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Jefferies Asset Management Commodity Strategy Allocation Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Jefferies Asset Management Commodity Strategy Allocation Fund.

The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles, (“GAAP”).

The preparation of Statement of Investments in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolios of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2012.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. A Fund’s net asset value (“NAV”) is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For equity securities and funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board of Trustees (the “Board”) using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which a Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before a Fund prices its shares.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Treasury Inflation Protected-Securities: The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds’ as of January 31, 2012:

	000000000000	000000000000	000000000000	000000000000
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ALPS | Kotak India Growth Fund (a)
Common Stocks - Consumer, Non-cyclical	$74,106	$676,509	$-	$750,615
Common Stocks - Energy	59,901	368,398	-	428,299
Other Common Stocks (b)		2,714,475	-	2,714,475
Short Term Investments	20,109		-	20,109

Total	$154,116	$3,759,382	$-	$3,913,498

Other Financial Instruments
Assets:
Futures Contracts (c)	$217	$-	$-	$217
Liabilities:
Futures Contracts (c)	(477)	-	-	(477)

Total	$(260)	$-	$-	$(260)

ALPS | Red Rocks Listed Private Equity Fund
Common Stocks (b)	$152,126,468	$-	$-	$152,126,468
Short Term Investments	1,562,473	-	-	1,562,473

Total	$153,688,941	$-	$-	$153,688,941

ALPS | WMC Value Intersection Fund
Common Stocks (b)	$70,063,466	$-	$-	$70,063,466
Exchange Traded Funds	2,564,558	-	-	2,564,558
Short Term Investments	527,906	-	-	527,906

Total	$73,155,930	$-	$-	$73,155,930

Clough China Fund
Common Stocks(b)	$-	$66,857,711	$-	$66,857,711
Short Term Investments	3,494,923	-	-	3,494,923

Total	$3,494,923	$66,857,711	$-	$70,352,634

Jefferies Asset Management Commodity Strategy Allocation Fund (d)
Common Stocks (b)	$38,074,941	$-	$-	$38,074,941
Exchange Traded Funds	6,404,938			6,404,938
Warrants	21	0	-	21
Government Bonds	-	76,559,123	-	76,559,123
Short Term Investments	1,340,775	-	-	1,340,775

Total	$45,820,675	$76,559,123	$-	$122,379,798

Other Financial Instruments
Assets:
Total Return Swap Contracts	$-	$2,432,808	$-	$2,432,808
Liabilities:
Total Return Swap Contracts	-	(852,992)		(852,992)

Total	$-	$1,579,816	$-	$1,579,816

RiverFront Global Growth Fund
Common Stocks (b)	$18,777,463	$-	$-	$18,777,463
Exchange Traded Funds	32,896,613	-	-	32,896,613
Short Term Investments	2,005,491	-	-	2,005,491

Total	$53,679,567	$-	$-	$53,679,567

	000000000000	000000000000	000000000000	000000000000

RiverFront Dynamic Equity Income Fund
Common Stocks (b)	$8,136,735	$-	$-	$8,136,735
Exchange Traded Funds	15,307,978	-	-	15,307,978
Exchange Traded Notes	748,982	-	-	748,982
Short Term Investments	921,557	-	-	921,557

Total	$25,115,252	$-	$-	$25,115,252

RiverFront Global Allocation Fund
Common Stocks (b)	$6,942,666	$-	$-	$6,942,666
Exchange Traded Funds	15,300,034	-	-	15,300,034
Short Term Investments	1,046,990	-	-	1,046,990

Total	$23,289,690	$-	$-	$23,289,690

RiverFront Moderate Growth & Income Fund
Common Stocks (b)	$17,308,475	$-	$-	$17,308,475
Exchange Traded Funds	40,811,966	-	-	40,811,966
Exchange Traded Notes	2,451,487	-	-	2,451,487
Short Term Investments	2,891,931	-	-	2,891,931

Total	$63,463,859	$-	$-	$63,463,859

(a) Consolidated fair value measurements for ALPS | Kotak India Growth Fund is consolidated and includes the balances of Kotak Mauritius Portfolio (wholly-owned subsidiary). Accordingly, all interfund balances have been eliminated.

(b) For detailed descriptions of sector and industry, see the accompanying Statement of Investments.

(c) Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative depreciation of $(260) for the ALPS | Kotak India Growth Fund.

(d) Consolidated fair value measurements for Jefferies Asset Management Commodity Strategy Allocation Fund is consolidated and includes the balances of Jefferies Asset Management Cayman Trust (wholly-owned subsidiary). Accordingly, all interfund balances have been eliminated.

There were no transfers into or out of Levels 1 and 2 during the nine months ended January 31, 2012.

For the nine months ended January 31, 2012, The Funds’ did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds’ did not hold derivative instruments at any time during the period.

Risk Exposure and the Use of Derivative Instruments: The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk Factors: In pursuit of its investment objectives, the Fund’s may seek to use derivatives to increase or decrease its exposure to the following risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Swap Contracts: The Jefferies Asset Management Commodity Strategy Allocation Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Jefferies Asset Management Commodity Strategy Allocation Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of any counterparty is generally limited to the net payment to be received by the Jefferies Asset Management Commodity Strategy Allocation Fund and/or the termination value at the end of the contract.

Therefore, the Jefferies Asset Management Commodity Strategy Allocation Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Jefferies Asset Management Commodity Strategy Allocation Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Jefferies Asset Management Commodity Strategy Allocation Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Jefferies Asset Management Commodity Strategy Allocation Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.

The Jefferies Asset Management Commodity Strategy Allocation Fund invests in total return swaps. A total return swap is an agreement that gives a fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a fund may also be required to pay the dollar value of that decline to the counterparty. Swap agreements held at January 31, 2012 are disclosed in the Statement of Investments.

The number of swap contracts held at January 31, 2012 is representative of swap contract activity during the nine months ended January 31, 2012.

Forward Foreign Currency Transactions: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. Each Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. None of the Funds had open forward foreign currency contracts at January 31, 2012.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of January 31, 2012, ALPS | Kotak India Growth Fund had futures contracts outstanding with a net unrealized loss of $260. The other Funds held no futures contracts at January 31, 2012. The number of futures contracts held at January 31, 2012 is representative of futures contracts activity during the nine months ended January 31, 2012.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2012, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
ALPS | Kotak India Growth Fund	70,499	(329,596)	(259,097)	4,172,595
ALPS | Red Rocks Listed Private Equity Fund	4,116,445	(12,787,217)	(8,670,772)	162,359,713
ALPS | WMC Value Intersection Fund	10,794,144	(3,177,546)	7,676,598	65,479,332
Clough China Fund	6,040,782	(2,015,669)	4,025,113	66,327,521
Jefferies Asset Management Commodity Strategy Allocation Fund	1,076,682	(3,299,103)	(2,222,421)	124,602,219
Riverfront Global Growth Fund	5,486,351	(459,420)	5,026,931	48,652,636
Riverfront Dynamic Equity Income Fund	1,282,581	(184,377)	1,098,204	24,017,048
Riverfront Global Allocation Fund	931,577	(319,814)	611,763	22,677,927
Riverfront Moderate Growth and Income	3,416,409	(246,640)	3,169,769	60,294,090

3. TRANSACTIONS WITH AFFILIATES

For the nine months ended January 31, 2012, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

RiverFront Global Growth Fund

Security Name	Share Balance May 1, 2011	Purchases	Sales	Share Balance January 31, 2012	Dividend Income	Realized Gain/(Loss)	Market Value January 31, 2012
Consumer Discretionary Select Sector SPDR® Fund	-	21,085	2,440	18,645	$4,239	$4,799	$770,411
Energy Select Sector SPDR® Fund	-	6,161	184	5,977	1,706	(44)	422,395
Financial Select Sector SPDR® Fund	38,418	30,829	69,247	-	6,783	(180,825)	-
Health Care Select Sector SPDR® Fund	-	23,262	7,410	15,852	9,929	(20,168)	567,502

					$22,657	$(196,238)	$1,760,308

RiverFront Dynamic Equity Income Fund

Security Name	Share Balance May 1, 2011	Purchases	Sales	Share Balance January 31, 2012	Dividend Income	Realized Loss	Market Value January 31, 2012
Energy Select Sector SPDR® Fund	-	4,289		4,289	$1,131	$-	$303,104
Health Care Select Sector SPDR® Fund	-	14,593	309	14,284	6,839	(1,641)	511,367
Utilities Select Sector SPDR® Fund	-	8,362		8,362	-	-	289,994

					$7,970	$(1,641)	$1,104,465

RiverFront Global Allocation Fund

Security Name	Share Balance May 1, 2011	Purchases	Sales	Share Balance January 31, 2012	Dividend Income	Realized Gain/(Loss)	Market Value January 31, 2012
Consumer Discretionary Select Sector SPDR® Fund	-	7,949	277	7,672	$1,685	$(73)	$317,007
Energy Select Sector SPDR® Fund	-	2,620	65	2,555	709	76	180,562
Financial Select Sector SPDR® Fund	7,128	16,108	23,236	-	2,185	(49,965)	-
Health Care Select Sector SPDR® Fund	-	7,380	176	7,204	3,237	(507)	257,903

					$7,816	$(50,469)	$755,472

RiverFront Moderate Growth & Income Fund

Security Name	Share Balance May 1, 2011	Purchases	Sales	Share Balance January 31, 2012	Dividend Income	Realized Gain	Market Value January 31, 2012
Energy Select Sector SPDR® Fund	-	10,023	-	10,023	$2,717	$-	$708,325
Health Care Select Sector SPDR® Fund	-	30,102	-	30,102	14,066	-	1,077,652
Utilities Select Sector SPDR® Fund	-	17,801	-	17,801	-	-	617,339

					$16,783	$-	$2,403,316

The above securities are deemed affiliated investment companies because the Fund’s Distributor is also the distributor of the Select Sector SPDR exchange traded funds (the “Underlying Sector ETFs”). As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by ADI from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as ADI acts as the distributor to the Fund and the Underlying Sector ETFs.

Vulcan Value Partners Fund
STATEMENT OF INVESTMENTS

January 31, 2012 (Unaudited)
	Shares	Value (Note 2)

COMMON STOCKS (99.30%)
Communications (21.03%)
Internet (6.02%)
Google, Inc., Class A(a)	10,839	$6,287,812

Media (11.96%)
Discovery Communications, Inc., Class C(a)	116,710	4,534,184
Time Warner, Inc.	86,372	3,200,946
The Walt Disney Co.	122,338	4,758,948

		12,494,078

Telecommunications (3.05%)
Cisco Systems, Inc.	162,545	3,190,759

TOTAL COMMUNICATIONS		21,972,649

Consumer, Cyclical (4.93%)
Lodging (4.93%)
Intercontinental Hotels Group PLC, ADR	252,174	5,154,437

TOTAL CONSUMER, CYCLICAL		5,154,437

Consumer, Non-cyclical (20.27%)
Beverages (6.10%)
The Coca-Cola Co.	58,228	3,932,137
Diageo PLC, Sponsored ADR	27,509	2,437,022

		6,369,159

Commercial Services (6.99%)
Mastercard, Inc., Class A	8,020	2,851,672
Visa, Inc., Class A	44,249	4,453,219

		7,304,891

Food (2.86%)
Unilever NV, New York Registry Shares	89,621	2,988,860

Healthcare-Products (4.32%)
C.R. Bard, Inc.	22,596	2,090,582
Medtronic, Inc.	62,969	2,428,714

		4,519,296

TOTAL CONSUMER, NON-CYCLICAL		21,182,206

Financials (22.64%)
Banks (4.92%)
The Bank of New York Mellon Corp.	255,547	5,144,161

		Shares	Value (Note 2)

Diversified Financial Services (9.42%)
Franklin Resources, Inc.		50,889	$5,399,323
The NASDAQ OMX Group, Inc.(a)		179,136	4,438,990

			9,838,313

Insurance (8.30%)
The Chubb Corp.		65,489	4,414,614
Everest Re Group, Ltd.		49,820	4,254,628

			8,669,242

TOTAL FINANCIALS			23,651,716

Industrials (14.90%)
Aerospace/Defense (4.39%)
United Technologies Corp.		58,514	4,584,572

Miscellaneous Manufacturers (10.51%)
Dover Corp.		100,658	6,382,724
Parker Hannifin Corp.		57,080	4,605,214

			10,987,938

TOTAL INDUSTRIALS			15,572,510

Technology (15.53%)
Computers (6.08%)
Apple, Inc.(a)		13,915	6,351,919

Semiconductors (2.00%)
Texas Instruments, Inc.		64,584	2,091,230

Software (7.45%)
Fiserv, Inc.(a)		43,119	2,711,754
Microsoft Corp.		171,831	5,074,169

			7,785,923

TOTAL TECHNOLOGY			16,229,072

TOTAL COMMON STOCKS
(Cost $93,292,535)			103,762,590

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.42%)
MONEY MARKET FUND (1.42%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	1,488,981	1,488,981

TOTAL SHORT TERM INVESTMENTS (Cost $1,488,981)			1,488,981

Value (Note 2)

TOTAL INVESTMENTS (100.72%)
(Cost $94,781,516)	$105,251,571

Liabilities In Excess Of Other Assets (-0.72%)	(753,895)

NET ASSETS (100.00%)	$104,497,676

(a)	Non-Income Producing Security.

Common Abbreviations:

ADR	- American Depositary Receipt.
Ltd.	- Limited.
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	- Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Vulcan Value Partners Small Cap Fund
STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (98.25%)
Basic Materials (5.20%)
Chemicals (5.20%)
KMG Chemicals, Inc.	92,898	$1,710,252

TOTAL BASIC MATERIALS		1,710,252

Communications (1.50%)
Media (1.50%)
Discovery Communications, Inc., Class A(a)	11,476	492,091

TOTAL COMMUNICATIONS		492,091

Consumer, Cyclical (13.90%)
Leisure Time (2.77%)
Interval Leisure Group, Inc.(a)	67,131	912,982

Retail (11.13%)
Jos A Bank Clothiers, Inc.(a)	27,094	1,293,739
Nathan’s Famous, Inc.(a)	72,160	1,511,030
Sonic Corp.(a)	124,746	854,510

		3,659,279

TOTAL CONSUMER, CYCLICAL		4,572,261

Consumer, Non-cyclical (13.07%)
Commercial Services (7.95%)
Heartland Payment Systems, Inc.	58,604	1,406,496
Towers Watson & Co., Class A	20,196	1,207,721

		2,614,217

Household Products/Wares (5.12%)
Jarden Corp.	49,948	1,682,748

TOTAL CONSUMER, NON-CYCLICAL		4,296,965

Energy (4.35%)
Oil & Gas Services (4.35%)
Bolt Technology Corp.	119,215	1,429,388

TOTAL ENERGY		1,429,388

Financials (32.55%)
Diversified Financial Services (18.11%)
Eaton Vance Corp.	61,483	1,579,498
Janus Capital Group, Inc.	188,353	1,482,338
The NASDAQ OMX Group, Inc.(a)	54,083	1,340,177

		Shares	Value (Note 2)

Diversified Financial Services (continued)
Netspend Holdings, Inc.(a)		178,135	$1,555,119

			5,957,132

Insurance (14.44%)
Endurance Specialty Holdings, Ltd.		32,870	1,229,338
Everest Re Group, Ltd.		14,793	1,263,322
The Navigators Group, Inc.(a)		26,919	1,286,190
ProAssurance Corp.		11,866	968,621

			4,747,471

TOTAL FINANCIALS			10,704,603

Industrials (20.05%)
Electronics (4.32%)
Ituran Location and Control, Ltd.		108,271	1,421,598

Hand & Machine Tools (3.05%)
Lincoln Electric Holdings, Inc.		23,362	1,003,398

Machinery-Diversified (8.21%)
IDEX Corp.		32,891	1,332,743
Nordson Corp.		30,123	1,365,777

			2,698,520

Miscellaneous Manufacturers (4.47%)
Donaldson Co., Inc.		20,310	1,468,413

TOTAL INDUSTRIALS			6,591,929

Technology (7.63%)
Software (7.63%)
Dun & Bradstreet Corp.		18,371	1,521,302
Fair Isaac Corp.		27,261	987,939

			2,509,241

TOTAL TECHNOLOGY			2,509,241

TOTAL COMMON STOCKS
(Cost $28,553,217)			32,306,730

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.67%)
MONEY MARKET FUND (1.67%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	550,537	550,537

TOTAL SHORT TERM INVESTMENTS
(Cost $550,537)			550,537

Value
(Note 2)

TOTAL INVESTMENTS (99.92%)
(Cost $29,103,754)	$32,857,267

Other Assets In Excess Of Liabilities (0.08%)	25,577

NET ASSETS (100.00%)	$32,882,844

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

January 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2012, the Trust has seventeen registered funds. This quarterly report describes Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of Statement of Investments in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2012.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value each Fund’s securities for the purposes of determining each Fund’s net asset value (“NAV”). The valuation of the securities of the Funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to ALPS Fund Services, Inc., the Administrator.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). Neither Fund values its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

Each Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE (normally at 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. Investments in other funds are calculated to their respective net asset values as determined by those funds in accordance with the 1940 Act.

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (“Vulcan” or “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Funds may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Funds may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Funds may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which each Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before each Fund prices its shares.

The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before each Fund values its securities. In addition, the Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2012.

Vulcan Value Partners Fund:

Assets:

Investments in Securities at Value(a)	Level 1 –	Level 2 –	Level 3 -	Total

Common Stocks	$103,762,590	$–	$–	$103,762,590
Short Term Investment	1,488,981	–	–	1,488,981

TOTAL	$105,251,571	$–	$–	$105,251,571

Vulcan Value Partners Small Cap Fund: Assets: Investments in Securities at Value(a)	Level 1 –	Level 2 –	Level 3 -	Total

Common Stocks	$32,306,730	$–	$–	$32,306,730
Short Term Investment	550,537	–	–	550,537

TOTAL	$32,857,267	$–	$–	$32,857,267

(a)	For detailed descriptions, see the accompanying Statement of Investments.

There were no transfers into or out of Levels 1 and 2 during the nine months ended January 31, 2012.

For the nine months ended January 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex dividend date or for certain foreign securities, as soon as information is available to the Funds.

The differences between book-basis and tax-basis are primarily due to the deferral of post January losses and wash sale losses.As of January 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/ (depreciation) on investments for federal income tax purposes were as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund

Gross appreciation (excess of value over tax cost)	$10,637,562	$5,270,513
Gross depreciation (excess of tax cost over value)	(308,680)	(1,585,365)
Net unrealized appreciation	10,328,882	3,685,148

Cost of investments for income tax purposes	$94,922,689	$29,172,119

ASPEN MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2012 (UNAUDITED)

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (20.91%)
MONEY MARKET FUND (20.91%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	0.010%	6,833,187	$ 6,833,187
HighMark 100% U.S. Treasury Money Market Fund	0.000%	6,833,187	6,833,187

			13,666,374

TOTAL SHORT TERM INVESTMENTS (Cost $13,666,374)			13,666,374

TOTAL INVESTMENTS (20.91%) (Cost $13,666,374)			$ 13,666,374

Other Assets In Excess Of Liabilities (79.09%)			51,676,289(a)

NET ASSETS (100.00%)			$ 65,342,663

(a)	Includes cash which is being held as collateral for futures contracts.

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At January 31, 2012, the Fund had outstanding futures contracts:

	0000000000000	0000000000000	0000000000000	0000000000000	0000000000000
Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation
Australian Dollar Currency Future	Long	95	03/20/12	$10,032,950	$263,076
Canadian 10 Year Bond Future	Long	64	03/22/12	8,589,289	79,769
Canadian Dollar Currency Future	Long	26	03/21/12	2,590,380	6,926
Corn Future	Long	17	03/15/12	543,150	3,622
E-mini S&P 500® Future	Long	42	03/17/12	2,747,220	67,199
Euro Stoxx 50® Index Future	Long	29	03/17/12	917,986	26,820
Euro-Bund Future	Long	23	03/09/12	4,203,479	2,728
FTSE 100 Index Future	Long	11	03/17/12	978,404	3,328
Gold 100 Oz Future	Long	3	04/27/12	522,120	11,240
Heating Oil Future	Long	13	03/01/12	1,665,791	22,068
Long Gilt Future	Long	47	03/29/12	8,683,817	65,674
New Zealand Dollar Future	Long	59	03/20/12	4,852,160	167,066
Silver Future	Long	3	03/29/12	498,930	2,105
Soybean Future	Short	9	03/15/12	(539,550)	3,553

				$46,286,126	$725,174

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation
Copper Future	Long	6	03/29/12	$568,500	$(5,946)
Euro FX Currency Future	Short	48	03/20/12	(7,851,600)	(65,849)
Japanese Yen Currency Future	Short	14	03/20/12	(2,298,450)	(19,926)
Nikkei 225 Index Future	Long	21	03/09/12	925,050	(8,485)
Sugar No. 11 (World) Future	Long	18	03/01/12	476,582	(17,612)
Swiss Franc Currency Future	Short	35	03/20/12	(4,758,250)	(163,764)
U.S. 10-Year Treasury Notes Future	Short	32	03/22/12	(4,232,000)	(47,081)
WTI Crude Future	Long	16	02/22/12	1,575,680	(36,795)

				$(15,594,488)	$(365,458)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

FX - Foreign

No. - Number

Oz - Ounce

Notes to Quarterly Statement of Investments

January 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2012, the Trust has seventeen registered funds. This quarterly report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”).

Basis of Consolidation for the Aspen Futures Fund, Ltd.

Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company is a wholly owned subsidiary of the Aspen Managed Futures Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Aspen Managed Futures Strategy Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Aspen Managed Futures Strategy Fund.

The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles, (“GAAP”).

The preparation of financial reporting in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2012.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. A Fund’s net asset value (“NAV”) is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board of Trustees (the “Board”) using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over the-counter futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which a Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before a Fund prices its shares.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2012:

Aspen Managed Futures Strategy Fund

Investments in Securities at Value	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Term Investments	$13,666,374	$–	$–	$13,666,374

TOTAL	$13,666,374	$–	$–	$13,666,374

Other Financial Instruments
Assets:
Futures Contracts(a)	$725,174	$–	$–	$725,174
Liabilities:
Futures Contracts(a)	(365,458)	–	–	(365,458)

TOTAL	$359,716	$–	$–	$359,716

(a) Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $359,716.

For the period ended January 31, 2012, the Fund did not have any significant transfers between Level 1 and Level 2 securities. As such, international securities can transfer between Level 1 and Level 2 based on triggers being met without disclosure detailing the transfers into and out of Level 1 and Level 2.

Futures: The Fund invests in futures contracts in accordance with the investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of post January losses and wash sale losses. As of January 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/ (depreciation) on investments for federal income tax purposes were as follows:

		Aspen Managed Futures Strategy Fund
Gross appreciation (excess of value over tax cost)	$	1,034,876
Gross depreciation (excess of tax cost over value)		(1,034,876)
Net unrealized appreciation	$	0
Cost of investments for income tax purposes	$	13,666,374

DISCIPLINED GROWTH INVESTORS FUND

STATEMENT OF INVESTMENTS

January 31, 2012 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (68.37%)
CONSUMER DISCRETIONARY (18.29%)
Auto & Auto Parts (1.03%)
Gentex Corp.	10,200	$274,074

Consumer Products (6.38%)
Ethan Allen Interiors, Inc.	18,144	428,198
Garmin Ltd.	9,713	405,032
Ralph Lauren Corp.	3,281	498,712
Select Comfort Corp.(a)	14,862	372,739

		1,704,681

Consumer Services (0.34%)
Nutrisystem, Inc.	7,707	91,713

Leisure (1.90%)
The Cheesecake Factory, Inc.(a)	5,850	173,043
Royal Caribbean Cruises Ltd.	12,275	333,635

		506,678

Media (0.82%)
DreamWorks Animation SKG, Inc. - Class A(a)	12,387	219,869

Retail (7.82%)
Cabela’s, Inc.(a)	14,400	375,552
Limited Brands, Inc.	15,430	645,900
TJX Cos., Inc.	15,700	1,069,798

		2,091,250

TOTAL CONSUMER DISCRETIONARY		4,888,265

ENERGY (0.78%)
Energy Equipment & Services (0.78%)
Noble Corp.(a)	6,007	209,284

TOTAL ENERGY		209,284

FINANCIAL SERVICES (3.90%)
Consumer Finance & Credit Services (2.03%)
Factset Research Systems, Inc.	6,144	542,638

Insurance (0.70%)
Lincoln National Corp.	8,683	187,032

Investment Banking & Brokerage (1.17%)
E*Trade Financial Corp.(a)	13,134	107,567
Janus Capital Group, Inc.	26,175	205,997

		313,564

TOTAL FINANCIAL SERVICES		1,043,234

	Shares	Value (Note 2)
HEALTH CARE (6.43%)
Medical Equipment & Services (6.43%)
Edwards Lifesciences Corp.(a)	12,300	$1,016,841
Intuitive Surgical, Inc.(a)	762	350,451
Varian Medical Systems, Inc.(a)	5,325	350,758

TOTAL HEALTH CARE		1,718,050

PRODUCER DURABLES (11.01%)
Commercial Services (1.84%)
The Corporate Executive Board Co.	8,125	319,556
Paychex, Inc.	5,500	173,250

		492,806

Machinery (1.84%)
Middleby Corp.(a)	5,118	492,096

Manufacturing & Production (2.63%)
Eaton Corp.	14,325	702,355

Scientific Instruments & Services (2.84%)
Brady Corp. - Class A	5,100	165,087
Trimble Navigation Ltd.(a)	12,700	594,741

		759,828

Transportation & Freight (1.86%)
JetBlue Airways Corp.(a)	13,100	77,683
Landstar System, Inc.	8,200	419,430

		497,113

TOTAL PRODUCER DURABLES		2,944,198

TECHNOLOGY (26.70%)
Electronics (9.97%)
Advanced Micro Devices, Inc.(a)	30,706	206,037
ARM Holdings PLC ADR	22,562	651,591
Microchip Technology, Inc.	9,150	337,727
Open Text Corp.(a)	12,906	654,205
Plexus Corp.(a)	22,525	816,531

		2,666,091

Information Technology (14.43%)
Adobe Systems, Inc.(a)	5,800	179,510
Akamai Technologies, Inc.(a)	14,925	481,331
Apple, Inc.(a)	1,088	496,650
Autodesk, Inc.(a)	17,800	640,800
Dolby Laboratories, Inc. - Class A(a)	6,050	220,039
Intuit, Inc.	17,900	1,010,276
Seagate Technology PLC	21,262	449,479
Yahoo!, Inc.(a)	24,500	379,015

		3,857,100

	Shares	Value (Note 2)

TECHNOLOGY (continued)
Telecommunications (2.30%)
Aviat Networks, Inc.(a)	22,000	$48,840
Plantronics, Inc.	10,925	406,847
Viasat, Inc.(a)	3,319	157,785

		613,472

TOTAL TECHNOLOGY		7,136,663

UTILITIES (1.26%)
Utilities (1.26%)
tw telecom, Inc. - Class A(a)	16,725	337,009

TOTAL UTILITIES		337,009

TOTAL COMMON STOCKS (Cost $16,576,058)		18,276,703

RIGHTS (0.00%)(b)
Pharmaceuticals (0.00%)(b)
Sanofi Contingent Value Rights, 12/31/2020(a)	525	667

TOTAL RIGHTS (Cost $548)		667

	Principal Amount	Value (Note 2)

ASSET/MORTGAGE BACKED SECURITIES (0.08%)
Government National Mortgage Association, Series 2005-93
5.500% 12/20/2034	$20,000	22,111

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $22,468)		22,111

CORPORATE BONDS (18.40%)
Abbott Laboratories 5.125% 04/01/2019	85,000	101,518
Affiliated Computer Services, Inc. 5.125% 06/01/2015	95,000	102,240
American Express Co. 4.875% 07/15/2013	95,000	100,012
Anheuser-Busch InBev Worldwide, Inc. 5.375% 01/15/2020	87,000	103,282
Arizona Public Service Co. 8.750% 03/01/2019	74,000	94,851
AT&T, Inc. 5.500% 02/01/2018	85,000	100,945
BB&T Corp. 5.700% 04/30/2014	3,000	3,288
BP Capital Markets PLC 5.250% 11/07/2013	96,000	103,465
Burlington Northern Santa Fe LLC 4.875% 01/15/2015	5,000	5,520
Carolina Power & Light Co. 5.125% 09/15/2013	90,000	96,475

	Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)
CenterPoint Energy Resources Corp. 4.500% 01/15/2021	$92,000	$99,243
Coca-Cola HBC Finance BV 5.125% 09/17/2013	59,000	62,030
Comcast Cable Communications Holdings, Inc. 9.455% 11/15/2022	65,000	94,094
Commonwealth Edison Co. 5.800% 03/15/2018	83,000	98,558
The Connecticut Light & Power Co., Series 09-A 5.500% 02/01/2019	5,000	5,863
Consumers Energy Co., Series D 5.375% 04/15/2013	46,000	48,568
Corporacion Andina de Fomento 5.750% 01/12/2017	1,000	1,091
8.125% 06/04/2019	82,000	100,720
Covidien International Finance SA 6.000% 10/15/2017	83,000	99,767
CSX Corp. 7.375% 02/01/2019	80,000	101,248
The Dayton Power & Light Co. 5.125% 10/01/2013	95,000	101,367
Diageo Capital PLC 5.750% 10/23/2017	84,000	99,674
Emerson Electric Co. 5.000% 04/15/2019	86,000	101,517
Energy Transfer Partners LP 9.700% 03/15/2019	76,000	96,280
Florida Power & Light Co. 4.850% 02/01/2013	95,000	98,906
Fluor Corp. 3.375% 09/15/2021	98,000	100,891
General Electric Capital Corp. 5.875% 01/14/2038	15,000	16,471
General Mills, Inc. 6.000% 02/15/2012	5,000	5,009
Hewlett-Packard Co. 3.750% 12/01/2020	100,000	100,828
Historic TW, Inc. 9.125% 01/15/2013	69,000	74,243
The Home Depot, Inc. 5.250% 12/16/2013	44,000	47,846
International Bank for Reconstruction & Development Interest Strip 10.429%(c) 07/15/2012	6,000	5,978
International Business Machines Corp. 7.625% 10/15/2018	75,000	102,580
Johnson & Johnson 5.850% 07/15/2038	75,000	102,007
JPMorgan Chase & Co. 2.050% 01/24/2014	95,000	96,310
Kimberly-Clark Corp. 7.500% 11/01/2018	79,000	104,943
Kraft Foods, Inc. 6.125% 02/01/2018	84,000	100,502
Lockheed Martin Corp. 4.250% 11/15/2019	90,000	97,956
Lubrizol Corp. 8.875% 02/01/2019	68,000	94,238

	Principal Amount	Value (Note 2)
CORPORATE BONDS (continued)
McDonald’s Corp. 6.300% 03/01/2038	$75,000	$105,647
Merck & Co., Inc. 5.950% 12/01/2028	75,000	96,070
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/2018	70,000	102,496
Nevada Power Co. 7.125% 03/15/2019	78,000	99,114
News America, Inc. 6.900% 03/01/2019	84,000	103,190
Nisource Finance Corp. 6.800% 01/15/2019	63,000	75,003
Northeast Utilities 5.650% 06/01/2013	5,000	5,275
Ohio Power Co., Series M 5.375% 10/01/2021	3,000	3,533
Oncor Electric Delivery Co. LLC 7.000% 09/01/2022	80,000	103,185
Plains All American Pipeline LP / Plains All American Finance Corp. 5.625% 12/15/2013	3,000	3,213
8.750% 05/01/2019	5,000	6,455
PPL Energy Supply LLC 6.300% 07/15/2013	90,000	95,979
Private Export Funding Corp., Series P 5.685% 05/15/2012	2,000	2,032
PSEG Power LLC 5.000% 04/01/2014	95,000	101,950
Republic Services, Inc. 5.500% 09/15/2019	93,000	107,565
Rio Tinto Finance USA Ltd. 9.000% 05/01/2019	75,000	104,581
Safeway, Inc. 5.625% 08/15/2014	2,000	2,172
Sempra Energy 8.900% 11/15/2013	85,000	95,631
Shell International Finance BV 4.950% 03/22/2012	5,000	5,032
Tennessee Valley Authority, Series B 4.700% 07/15/2033	13,000	15,333
TransCanada PipeLines Ltd. 7.250% 08/15/2038	73,000	102,001
Tyco International Finance SA 8.500% 01/15/2019	74,000	96,761
Unilever Capital Corp. 4.800% 02/15/2019	88,000	104,415
United Parcel Service, Inc. 6.200% 01/15/2038	75,000	103,560
United Technologies Corp. 5.375% 12/15/2017	2,000	2,406
US Bank 4.800% 04/15/2015	5,000	5,509
Wal-Mart Stores, Inc. 6.200% 04/15/2038	75,000	99,661

	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)
Waste Management, Inc. 7.375% 03/11/2019	$80,000	$101,138

TOTAL CORPORATE BONDS (Cost $4,847,658)		4,919,231

FOREIGN GOVERNMENT BONDS (0.06%)
Israel Government AID Bond, Zero Coupon, Series 8-Z 02/15/2020	9,000	7,783
Province of British Columbia Canada 4.300% 05/30/2013	4,000	4,198
Province of Quebec Canada, Series NN 7.125% 02/09/2024	3,000	4,186

TOTAL FOREIGN GOVERNMENT BONDS (Cost $15,926)		16,167

GOVERNMENT & AGENCY OBLIGATIONS (0.05%)
U.S. Treasury Bonds 6.500% 11/15/2026	3,000	4,560
U.S. Treasury Notes 4.500% 11/15/2015	4,000	4,613
4.500% 02/15/2016	3,000	3,481

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $12,564)		12,654

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (15.41%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.01%	4,120,044	4,120,044

TOTAL SHORT TERM INVESTMENTS (Cost $4,120,044)			4,120,044

TOTAL INVESTMENTS (102.37%) (Cost $25,595,266)			$27,367,577

Liabilities In Excess Of Other Assets (-2.37%)			(634,794)

NET ASSETS (100.00%)			$26,732,783

(a)	Non-Income Producing Security.
(b)	Less than 0.005% of Net Assets.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Common Abbreviations:

ADR - American Depository Receipt.

AID - Agency for International Development.

BV - Besloten Vennootschap.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Notes to Quarterly Statement of Investments

January 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2012, the Trust has seventeen registered funds. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles, (“GAAP”).

The preparation of financial reporting in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2012.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. A Fund’s net asset value (“NAV”) is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board of Trustees (the “Board”) using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which a Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before a Fund prices its shares.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Fair Value Measurements: The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2012:

Disciplined Growth Investors Fund

Investments in Securities at Value	Level 1 -	Level 2 -	Level 3 -	Total

Common Stocks	$18,276,703	$–	$–	$18,276,703
Rights	667	–	–	667
Asset/Mortgage Backed Securities	–	22,111	–	22,111
Corporate Bonds	–	4,919,231	–	4,919,231
Foreign Government Bonds	–	16,167	–	16,167
Government & Agency Obligations	–	12,654	–	12,654
Short Term Investments	4,120,044	–	–	4,120,044

TOTAL	$22,397,414	$4,970,163	$–	$27,367,577

(a)	For detailed descriptions of country, sector and industry, see the accompanying Statement of Investments.

There were no transfers into or out of Levels 1 and 2 during the nine months ended January 31, 2012.

For the period ended January 31, 2012, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold derivative instruments at any time during the period.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of post January losses and wash sale losses. As of January 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/ (depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$1,916,498
Gross depreciation (excess of tax cost over value)	(144,187)
Net unrealized appreciation	$1,772,311
Cost of investments for income tax purposes	$25,595,266

Grandeur Peak Global Opportunities

STATEMENT OF INVESTMENTS

January 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (94.59%)
Australia (6.90%)
Ausenco, Ltd.	50,115	$155,889
Billabong International, Ltd.	48,600	97,259
Campbell Brothers, Ltd.	5,580	308,048
carsales.com, Ltd.	58,295	297,067
Corporate Travel Management, Ltd.	33,450	68,361
CSG, Ltd.	132,350	73,065
DWS, Ltd.	113,173	157,397
Lycopodium, Ltd.	39,503	262,954
Magellan Financial Group, Ltd.	756,090	1,224,122
Navitas, Ltd.	65,505	200,285
Oroton Group, Ltd.	18,340	155,765
The Reject Shop, Ltd.	19,290	225,271
Sirtex Medical, Ltd.	13,200	66,145
SMS Management & Technology, Ltd.	37,910	203,248
Super Retail Group, Ltd.	104,400	653,934
Webjet, Ltd.	124,800	333,885

		4,482,695

Belgium (2.49%)
Melexis NV	108,344	1,615,594

Brazil (5.73%)
Banco ABC Brasil SA	129,900	934,548
Banco Daycoval SA	172,100	959,394
CETIP SA - Balcao Organizado de Ativos e Derivativos	18,700	288,442
Fleury SA	25,000	326,952
Lojas Renner SA	7,400	249,886
Marcopolo SA	48,400	175,904
Raia Drogasil SA	37,700	312,872
Tegma Gestao Logistica	31,400	475,888

		3,723,886

Britain (5.46%)
Abcam PLC	25,765	136,011
Afren PLC(a)	115,861	220,001
Coastal Energy Co.(a)	11,888	193,747
CVS Group PLC	17,480	30,988
Fidessa Group PLC	4,620	120,778
Highland Gold Mining, Ltd.	57,690	160,225
Immunodiagnostic Systems Holdings PLC	9,540	56,975
Intertek Group PLC	1,765	58,741
Michael Page International PLC	28,375	173,979
Premier Oil PLC(a)	95,855	620,656
RPS Group PLC	295,314	970,264
Sthree PLC	48,147	206,366
Ted Baker PLC	25,470	299,110
Ultra Electronics Holdings PLC	12,335	297,781

		3,545,622

	Shares	Value (Note 2)

Canada (7.01%)
Atrium Innovations, Inc.(a)	24,205	$284,850
Churchill Corp.	13,600	169,949
Gildan Activewear, Inc.	4,270	92,921
Gran Tierra Energy, Inc.(a)	121,275	699,757
Home Capital Group, Inc.	18,164	932,927
Inmet Mining Corp.	4,130	275,965
Pan American Silver Corp.	9,725	223,170
Pan Orient Energy Corp.(a)	14,270	48,814
Richelieu Hardware, Ltd.	11,505	341,926
ShawCor, Ltd.	15,645	464,966
Stantec, Inc.(a)	9,764	271,682
TransGlobe Energy Corp.(a)	45,140	439,830
Westfire Energy, Ltd.(a)	60,720	307,021

		4,553,778

China (5.21%)
China Automation Group, Ltd.	91,610	26,106
China Lilang, Ltd.	170,175	156,015
China Medical System Holdings, Ltd.	1,440,285	941,581
Comtec Solar Systems Group, Ltd.(a)	72,230	13,225
Golden Eagle Retail Group, Ltd.	140,000	320,968
Minth Group, Ltd.	281,460	303,769
O2Micro International, Ltd., ADR(a)	72,915	345,617
Pacific Online, Ltd.	1,212,853	625,561
ShangPharma Corp., ADR(a)	13,655	119,208
WuXi PharmaTech Cayman, Inc., ADR(a)	39,215	532,540

		3,384,590

Colombia (0.78%)
Petrominerales, Ltd.	24,315	507,543

Denmark (0.09%)
SimCorp AS	370	56,183

France (2.77%)
1000mercis SA	7,701	422,573
Alten, Ltd.	12,503	345,652
Audika Groupe	4,385	86,037
Bureau Veritas SA	670	49,139
Neurones	31,290	302,872
Sartorius Stedim Biotech	4,210	283,879
Thermador Groupe	2,100	308,339

		1,798,491

Germany (4.82%)
Amadeus Fire AG	8,705	341,254
Bertrandt AG	10,730	796,224
Gerry Weber International AG	7,000	237,240
Viscom AG(a)	9,800	87,771
Wirecard AG	65,085	1,169,742
zooplus AG(a)	10,200	494,990

		3,127,221

	Shares	Value (Note 2)

Hong Kong (1.85%)
Ports Design, Ltd.	157,030	$257,151
Sino Biopharmaceutical	514,835	144,055
Trinity, Ltd.	160,000	128,738
Vitasoy International Holdings, Ltd.	477,483	361,408
Yingde Gases Group Co.	269,320	310,808

		1,202,160

India (1.06%)
HDFC Bank, Ltd., ADR	10,775	334,348
ICICI Bank, Ltd., ADR	9,815	355,401

		689,749

Ireland (0.73%)
Beazley PLC	137,020	302,714
ICON PLC, ADR(a)	8,845	172,566

		475,280

Israel (0.22%)
Camtek, Ltd.(a)	66,651	145,966

Italy (0.03%)
DiaSorin S.p.A.	670	20,288

Japan (4.24%)
C Uyemura & Co.	5,610	220,808
CMIC Co., Ltd.	6,620	100,055
Daikokutenbussan Co.	8,010	233,301
Disco Corp.	785	42,381
EPS Co., Ltd.	345	633,239
Future Architect, Inc.	415	166,610
GCA Savvian Group Corp.	75	82,557
Japan Pure Chemical Co., Ltd.	10	26,791
Macromill, Inc.	16,745	163,012
MonotaRO Co., Ltd.	55,445	643,779
Nihon M&A Center, Inc.	25	123,655
Simplex Holdings, Inc.	633	209,367
Trancom Co., Ltd.	5,670	110,395

		2,755,950

Luxembourg (1.79%)
L’Occitane International SA	529,403	1,163,208

Malaysia (0.46%)
KFC Holdings Malaysia Bhd	100,400	125,747
Padini Holdings Bhd	397,750	169,979

		295,726

Netherlands (2.38%)
Brunel International NV	14,385	508,320
LMA International NV	1,043,000	306,801
VistaPrint NV(a)	20,420	730,628

		1,545,749

	Shares	Value (Note 2)

New Zealand (0.06%)
Kathmandu Holdings, Ltd.	28,290	$38,143

Norway (0.20%)
Oslo Bors VPS Holding ASA	11,835	127,085

Singapore (1.51%)
ARA Asset Management, Ltd.	328,080	363,852
Breadtalk Group, Ltd.	346,625	154,319
CSE Global, Ltd.	417,550	302,079
Goodpack, Ltd.	129,000	156,911

		977,161

South Africa (1.12%)
Advtech, Ltd.	159,299	130,151
Clicks Group, Ltd.	45,785	232,405
EOH Holdings, Ltd.	40,000	150,720
Foschini Group, Ltd.	7,635	106,055
Life Healthcare Group Holdings, Ltd.	40,180	108,913

		728,244

South Korea (3.73%)
Daewoong Pharma Co.	5,150	128,824
Eugene Tech Co., Ltd.	4,120	105,810
Hanmi Semiconductor Co., Ltd.(a)	17,500	100,481
Hy-Lok Corp.	42,200	651,774
iMarketKorea, Inc.	16,200	259,581
Koh Young Technology, Inc.	3,810	96,662
LG Fashion Corp.	11,250	456,169
MKTrend Co., Ltd.	30,640	319,124
Shinsegae Food Co., Ltd.	4,180	301,030

		2,419,455

Sweden (2.49%)
AddTech AB	18,398	459,781
Connecta AB	14,140	169,410
DIBS Payment Services AB	7,085	45,306
HIQ International AB(a)	93,189	480,843
Indutrade AB	10,750	301,838
Swedol AB	37,360	158,172

		1,615,350

Switzerland (0.17%)
Burckhardt Compression Holding AG	445	111,576

Taiwan (3.15%)
Pacific Hospital Supply Co.	166,500	489,582
Polyronics Tech Corp.	202,000	337,264
Richtek Technology Corp.	28,000	156,147
Sporton International, Inc.	124,300	264,669
Test Research, Inc.	395,000	477,938
TXC Corp.	234,500	319,404

		2,045,004

	Shares	Value (Note 2)

United Arab Emirates (0.18%)
Exillon Energy PLC(a)	29,749	$117,196

United States (27.96%)
3D Systems Corp.(a)	8,000	152,960
Abaxis, Inc.(a)	9,530	258,072
Allegiant Travel Co.(a)	1,855	101,969
American Software, Inc.	62,813	563,433
Amphenol Corp.	6,920	376,656
Amsurg Corp.(a)	12,830	330,373
Ares Capital Corp.	40,934	648,804
athenahealth, Inc.(a)	1,140	66,325
AtriCure, Inc.(a)	4,050	46,656
Big 5 Sporting Goods Corp.	16,850	133,789
Bio-Reference Labs, Inc.(a)	5,015	97,040
Capstead Mortgage Corp.	23,010	297,980
Carter’s, Inc.(a)	1,750	73,360
Colony Financial, Inc.	9,900	167,904
Copart, Inc.(a)	4,470	210,269
Covance, Inc.(a)	8,192	358,892
CRA International, Inc.(a)	12,973	280,347
DFC Global Corp.(a)	15,540	306,138
Diamond Hill Investment Group, Inc.	6,095	465,719
Dollar Tree, Inc.(a)	1,820	154,354
Entegris, Inc.(a)	7,325	70,173
Exact Sciences Corp.(a)	5,950	55,573
ExamWorks Group, Inc.(a)	30,450	336,168
Exponent, Inc.(a)	2,915	142,398
First Cash Financial Services, Inc.(a)	8,200	330,050
The First of Long Island Corp.	10,410	276,802
Forward Air Corp.	1,670	58,450
FTI Consulting, Inc.(a)	5,690	243,646
Gardner Denver, Inc.	4,300	320,780
Graco, Inc.	4,245	195,185
HCC Insurance Holdings, Inc.	4,935	136,996
Hibbett Sports, Inc.(a)	2,655	127,254
Houston Wire & Cable Co.	31,505	449,576
Huron Consulting Group, Inc.(a)	7,545	282,787
IDEX Corp.	4,895	198,345
IPC The Hospitalist Co., Inc.(a)	1,890	63,674
Knight Transportation, Inc.	28,695	505,319
Linear Technology Corp.	15,330	510,796
LKQ Corp.(a)	8,035	261,941
Maxim Integrated Products, Inc.	15,975	428,769
Mednax, Inc.(a)	1,565	111,459
Meridian Bioscience, Inc.	16,000	279,040
Mesa Laboratories, Inc.	3,100	137,795
Micrel, Inc.	28,975	334,951
Microchip Technology, Inc.	8,295	306,168
Monro Muffler Brake, Inc.	3,400	142,596
MSC Industrial Direct Co., Inc.	6,170	469,043
MSCI, Inc.(a)	8,700	283,446
Myriad Genetics, Inc.(a)	4,095	96,888
Navigant Consulting, Inc.(a)	37,510	480,503
Opnet Technologies, Inc.	4,250	150,662

	Shares	Value (Note 2)

United States (continued)
Pericom Semiconductor Corp.(a)	7,114	$56,912
Pool Corp.	7,910	269,177
Portfolio Recovery Associates, Inc.(a)	8,895	577,730
Power Integrations, Inc.	9,475	341,005
Quality Systems, Inc.	8,000	324,480
ReachLocal, Inc.(a)	20,650	162,722
Resources Connection, Inc.	31,175	387,193
Robert Half International, Inc.	8,605	238,272
Ross Stores, Inc.	4,680	237,838
Rue21, Inc.(a)	13,700	331,677
SEI Investments Co.	16,500	303,105
Silicon Laboratories, Inc.(a)	2,540	111,354
SPS Commerce, Inc.(a)	3,870	97,640
State Street Corp.	5,555	217,645
STR Holdings, Inc.(a)	6,730	71,944
Stratasys, Inc.(a)	4,200	154,350
Syntel, Inc.	3,205	150,379
Tetra Tech, Inc.(a)	5,505	127,331
TTM Technologies, Inc.(a)	27,475	337,118
Universal Truckload Services, Inc.	12,635	224,650
Volterra Semiconductor Corp.(a)	11,535	348,011
Zumiez, Inc.(a)	7,285	208,060

		18,156,866

TOTAL COMMON STOCKS (Cost $58,171,412)		61,425,759

EXCHANGE TRADED FUNDS (1.41%)
IQ South Korea Small-Cap ETF	8,000	218,560
Market Vectors® India Small-Cap Index ETF	59,465	696,335

TOTAL EXCHANGE TRADED FUNDS (Cost $1,064,618)		914,895

SHORT TERM INVESTMENTS (4.33%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class (7 Day Yield 0.000%)(b)	2,811,613	2,811,613

TOTAL SHORT TERM INVESTMENTS (Cost $2,811,613)		2,811,613

TOTAL INVESTMENTS (100.33%) (Cost $62,047,643)		$65,152,267

Liabilities In Excess Of Other Assets (-0.33%)		(216,766)

NET ASSETS (100.00%)		$64,935,501

(a)	Non-Income Producing Security.
(b)	Less than 0.0005%

Percentages stated as a percent of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

ETF - Exchange Traded Fund.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

S.p.A. - Societa` Per Azioni is an Italian shared company.

See Notes to Quarterly Statement of Investments.

Grandeur Peak International Opportunities

STATEMENT OF INVESTMENTS

January 31, 2012 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (91.46%)
Australia (9.79%)
Ausenco, Ltd.	38,075	$ 118,437
Billabong International, Ltd.	19,500	39,023
Campbell Brothers, Ltd.	3,285	181,351
carsales.com, Ltd.	34,475	175,682
Corporate Travel Management, Ltd.	46,500	95,031
Countplus, Ltd.	22,000	29,429
CSG, Ltd.	62,405	34,451
DWS, Ltd.	63,151	87,828
Lycopodium, Ltd.	24,962	166,161
Magellan Financial Group, Ltd.	279,455	452,442
Navitas, Ltd.	28,680	87,690
Oroton Group, Ltd.	11,654	98,980
The Reject Shop, Ltd.	7,195	84,024
Sirtex Medical, Ltd.	17,000	85,187
SMS Management & Technology, Ltd.	14,075	75,461
Super Retail Group, Ltd.	47,600	298,154
Webjet, Ltd.	76,799	205,465

		2,314,796

Belgium (2.89%)
Melexis NV	45,869	683,985

Brazil (6.91%)
Banco ABC Brasil SA	47,900	344,610
Banco Daycoval SA	87,400	487,223
CETIP SA - Balcao Organizado de Ativos e Derivativos	7,400	114,143
Fleury SA	9,850	128,819
Marcopolo SA	37,000	134,472
Raia Drogasil SA	15,220	126,311
Tegma Gestao Logistica	19,700	298,567

		1,634,145

Britain (7.52%)
Abcam PLC	13,610	71,846
Afren PLC(a)	44,125	83,786
Coastal Energy Co.(a)	3,918	63,854
CVS Group PLC	19,320	34,250
Fidessa Group PLC	2,665	69,670
Highland Gold Mining, Ltd.	22,950	63,740
Immunodiagnostic Systems Holdings PLC	5,675	33,893
Michael Page International PLC	13,625	83,541
Premier Oil PLC(a)	33,580	217,429
RPS Group PLC	183,557	603,083
Sthree PLC	36,516	156,513
Ted Baker PLC	15,678	184,116
Ultra Electronics Holdings PLC	4,640	112,015

		1,777,736

		Value
	Shares	(Note 2)

Canada (8.36%)
Atrium Innovations, Inc.(a)	9,205	$108,327
Churchill Corp.	11,000	137,459
Gran Tierra Energy, Inc.(a)	47,750	275,517
Home Capital Group, Inc.	7,830	402,159
Inmet Mining Corp.	1,635	109,250
Pan American Silver Corp.	5,345	122,657
Pan Orient Energy Corp.(a)	9,820	33,592
Petroamerica Oil Corp.(a)	112,695	15,173
Richelieu Hardware, Ltd.	5,050	150,085
ShawCor, Ltd.	5,895	175,198
Stantec, Inc.(a)	3,976	110,632
TransGlobe Energy Corp.(a)	16,880	164,473
Westfire Energy, Ltd.(a)	34,030	172,067

		1,976,589

China (6.97%)
China Automation Group, Ltd.	42,150	12,011
China Lilang, Ltd.	84,045	77,052
China Medical System Holdings, Ltd.	676,949	442,553
Comtec Solar Systems Group, Ltd.(a)	109,305	20,014
Golden Eagle Retail Group, Ltd.	53,000	121,509
Minth Group, Ltd.	144,815	156,293
O2Micro International, Ltd., ADR(a)	50,235	238,114
Pacific Online, Ltd.	581,152	299,745
ShangPharma Corp., ADR(a)	6,959	60,752
WuXi PharmaTech Cayman, Inc., ADR(a)	16,276	221,028

		1,649,071

Colombia (0.53%)
Petrominerales, Ltd.	6,040	126,077

Denmark (0.13%)
SimCorp AS	205	31,129

France (3.90%)
1000mercis SA	4,055	222,508
Alten, Ltd.	5,860	162,003
Audika Groupe	3,455	67,789
Neurones	19,420	187,976
Sartorius Stedim Biotech	2,475	166,889
Thermador Groupe	789	115,847

		923,012

Germany (6.22%)
Amadeus Fire AG	4,745	186,014
Bertrandt AG	4,572	339,267
Gerry Weber International AG	4,695	159,120
Viscom AG(a)	3,950	35,377
Wirecard AG	28,370	509,881
zooplus AG(a)	5,000	242,642

		1,472,301

Hong Kong (2.51%)
EcoGreen Fine Chemicals Group, Ltd.	118,375	25,948

		Value
	Shares	(Note 2)

Hong Kong (continued)
Ports Design, Ltd.	83,660	$137,001
Sino Biopharmaceutical	262,670	73,497
Trinity, Ltd.	80,000	64,369
Vitasoy International Holdings, Ltd.	236,338	178,885
Yingde Gases Group Co.	99,855	115,238

		594,938

Ireland (1.25%)
Beazley PLC	98,660	217,966
ICON PLC, ADR(a)	3,980	77,650

		295,616

Israel (0.27%)
Camtek, Ltd.(a)	29,383	64,349

Italy (0.10%)
DiaSorin S.p.A.	765	23,165

Japan (6.88%)
Benefit One, Inc.	29	21,839
C Uyemura & Co.	2,275	89,543
CMIC Co., Ltd.	2,155	32,571
Daikokutenbussan Co.	4,345	126,553
Disco Corp.	685	36,982
EPS Co., Ltd.	191	350,576
Future Architect, Inc.	207	83,104
GCA Savvian Group Corp.	40	44,031
Japan Pure Chemical Co., Ltd.	7	18,754
Macromill, Inc.	8,595	83,672
MonotaRO Co., Ltd.	29,445	341,890
Nihon M&A Center, Inc.	26	128,601
Prestige International, Inc.	5,900	54,882
Simplex Holdings, Inc.	398	131,640
Trancom Co., Ltd.	4,290	83,526

		1,628,164

Luxembourg (1.66%)
L’Occitane International SA	178,512	392,228

Malaysia (0.68%)
KFC Holdings Malaysia Bhd	53,300	66,756
Padini Holdings Bhd	220,650	94,295

		161,051

Netherlands (3.17%)
Brunel International NV	8,075	285,345
LMA International NV	619,000	182,080
VistaPrint NV(a)	7,870	281,589

		749,014

New Zealand (0.17%)
Kathmandu Holdings, Ltd.	30,672	41,355

		Value
	Shares	(Note 2)

Norway (0.35%)
Oslo Bors VPS Holding ASA	7,635	$81,985

Singapore (2.58%)
ARA Asset Management, Ltd.	168,920	187,338
Breadtalk Group, Ltd.	288,375	128,386
CSE Global, Ltd.	252,055	182,351
Goodpack, Ltd.	92,000	111,905

		609,980

South Africa (3.00%)
Advtech, Ltd.	76,325	62,359
Clicks Group, Ltd.	28,985	147,128
Ellies Holdings, Ltd.	254,940	85,729
EOH Holdings, Ltd.	29,756	112,121
Foschini Group, Ltd.	7,770	107,930
Life Healthcare Group Holdings, Ltd.	26,365	71,465
Pinnacle Technology Holdings, Ltd.	47,500	78,832
Value Group, Ltd.	82,300	43,144

		708,708

South Korea (6.10%)
Daewoong Pharma Co.	2,969	74,268
Eugene Tech Co., Ltd.	2,472	63,486
Hanmi Semiconductor Co., Ltd.(a)	13,100	75,217
Hy-Lok Corp.	19,428	300,063
iMarketKorea, Inc.	5,660	90,693
Koh Young Technology, Inc.	2,800	71,038
LEENO Industrial, Inc.	6,500	120,354
LG Fashion Corp.	5,820	235,991
MKTrend Co., Ltd.	22,620	235,594
Shinsegae Food Co., Ltd.	2,438	175,577

		1,442,281

Sweden (3.95%)
AddTech AB	8,861	221,444
Connecta AB	6,370	76,318
DIBS Payment Services AB	25,600	163,705
HIQ International AB(a)	35,725	184,336
Indutrade AB	6,450	181,103
Swedol AB	25,227	106,804

		933,710

Switzerland (0.32%)
Burckhardt Compression Holding AG	305	76,474

Taiwan (5.11%)
Pacific Hospital Supply Co.	86,400	254,053
Polyronics Tech Corp.	150,300	250,945
Richtek Technology Corp.	31,000	172,877
Sporton International, Inc.	58,900	125,414
Test Research, Inc.	165,000	199,645
TXC Corp.	151,900	206,897

		1,209,831

		Value
	Shares	(Note 2)

United Arab Emirates (0.14%)
Exillon Energy PLC(a)	8,240	$32,461

TOTAL COMMON STOCKS
(Cost $20,894,109)		21,634,151

EXCHANGE TRADED FUNDS (4.25%)
IQ South Korea Small-Cap ETF	4,000	109,280
iShares® MSCI Taiwan Index Fund	27,000	343,980
Market Vectors® India Small-Cap Index ETF	47,170	552,361

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,129,412)		1,005,621

SHORT TERM INVESTMENTS (4.66%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class
(7 Day Yield 0.000%)(b)	1,102,541	1,102,541

TOTAL SHORT TERM INVESTMENTS
(Cost $1,102,541)		1,102,541

TOTAL INVESTMENTS (100.37%)
(Cost $23,126,062)		$23,742,313

Liabilities In Excess Of Other Assets (-0.37%)		(86,825)

NET ASSETS (100.00%)		$23,655,488

(a) Non-Income Producing Security.

(b) Less than 0.0005%

Percentages stated as a percent of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

ETF - Exchange Traded Fund.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

S.p.A. - Societa` Per Azioni is an Italian shared company.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

January 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2012, the Trust has seventeen registered funds. This quarterly report describes the Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund (collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles, (“GAAP”).

The preparation of financial reporting in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2012.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. A Fund’s net asset value (“NAV”) is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board of Trustees (the “Board”) using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which a Fund’s NAV is calculated. In particular, the value of non-U.S.

securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before a Fund prices its shares.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2012:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities

Common Stocks

Australia	$4,482,695	$–	$–	$4,482,695

Belgium	1,615,594	–	–	1,615,594

Brazil	3,723,886	–	–	3,723,886

Britain	3,545,622	–	–	3,545,622

Canada	4,553,778	–	–	4,553,778

China	3,384,590	–	–	3,384,590

Colombia	507,543	–	–	507,543

Denmark	56,183	–	–	56,183

France	1,798,491	–	–	1,798,491

Germany	3,127,221	–	–	3,127,221

Hong Kong	1,202,160	–	–	1,202,160

India	689,749	–	–	689,749

Ireland	475,280	–	–	475,280

Israel	145,966	–	–	145,966

Italy	20,288	–	–	20,288

Japan	2,755,950	–	–	2,755,950

Luxembourg	1,163,208	–	–	1,163,208

Malaysia	295,726	–	–	295,726

Netherlands	1,545,749	–	–	1,545,749

New Zealand	38,143	–	–	38,143

Norway	127,085	–	–	127,085

Singapore	977,161	–	–	977,161

South Africa	728,244	–	–	728,244

South Korea	2,419,455	–	–	2,419,455

Sweden	1,615,350	–	–	1,615,350

Switzerland	111,576	–	–	111,576

Taiwan	2,045,004	–	–	2,045,004

United Arab Emirates	117,196	–	–	117,196

United States	18,156,866	–	–	18,156,866

Exchange Traded Funds	914,895	–	–	914,895

Short Term Investments	2,811,613	–	–	2,811,613

Total	$65,152,267	$–	$–	$65,152,267

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities

Common Stocks

Australia	$2,314,796	$–	$–	$2,314,796

Belgium	683,985	–	–	683,985

Brazil	1,634,145	–	–	1,634,145

Britain	1,777,736	–	–	1,777,736

Canada	1,976,589	–	–	1,976,589

China	1,649,071	–	–	1,649,071

Colombia	126,077	–	–	126,077

Denmark	31,129	–	–	31,129

France	923,012	–	–	923,012

Germany	1,472,301	–	–	1,472,301

Hong Kong	594,938	–	–	594,938

Ireland	295,616	–	–	295,616

Israel	64,349	–	–	64,349

Italy	23,165	–	–	23,165

Japan	1,628,164	–	–	1,628,164

Luxembourg	392,228	–	–	392,228

Malaysia	161,051	–	–	161,051

Netherlands	749,014	–	–	749,014

New Zealand	41,355	–	–	41,355

Norway	81,985	–	–	81,985

Singapore	609,980	–	–	609,980

South Africa	708,708	–	–	708,708

South Korea	1,442,281	–	–	1,442,281

Sweden	933,710	–	–	933,710

Switzerland	76,474	–	–	76,474

Taiwan	1,209,831	–	–	1,209,831

United Arab Emirates	32,461	–	–	32,461

Exchange Traded Funds	1,005,621	–	–	1,005,621

Short Term Investments	1,102,541	–	–	1,102,541

Total	$23,742,313	$–	$–	$23,742,313

(a)	For detailed descriptions, see the accompanying Statement of Investments

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2012.

For the period ended January 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold derivative instruments at any time during the period.

Forward Foreign Currency Transactions: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of post January losses and wash sale losses. As of January 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/ (depreciation) on investments for federal income tax purposes were as follows:

	Grandeur Peak Global Opportunities Fund	Grandeur Peak International Opportunities Fund
Gross appreciation (excess of value over tax cost)	$4,869,072	$1,604,059
Gross depreciation (excess of tax cost over value)	(1,795,324)	(1,011,398)
Net unrealized appreciation	$3,073,748	$592,661
Cost of investments for income tax purposes	$62,078,519	$23,149,652

REDMONT RESOLUTE FUND I

STATEMENT OF INVESTMENTS

January 31, 2012 (Unaudited)

	Shares	Value

MUTUAL FUNDS (98.97%)
AQR Multi Strategy Alternative Fund, Class I	2,315	$22,782
AQR Risk Parity Fund, Class I	2,080	22,988
ASG Diversifying Strategies Fund, Class A	2,314	23,093
ASG Managed Futures Strategy Fund, Class A	2,248	23,158
BlackRock Global Allocation Fund, Inc., Class I	3,566	68,249
Diamond Hill Long-Short Fund, Class Y(a)	3,623	63,224
FPA Crescent Fund	2,045	56,486
PIMCO Global Multi-Asset Fund, Institutional Class	5,092	57,188
Robeco Boston Partners Long/Short Research Fund, Institutional Class(a)	5,570	63,333
Turner Spectrum Fund, Institutional Class(a)	4,881	54,373

		454,874

TOTAL MUTUAL FUNDS (Cost $452,000)		454,874

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (1.09%)
Dreyfus Treasury Cash Management, Institutional Class	0.01000%	5,000	5,000

TOTAL SHORT TERM INVESTMENTS (Cost $5,000)			5,000

TOTAL INVESTMENTS (Cost $457,000) (100.06%)			$459,874

Liabilities in Excess of Other Assets (-0.06%)			(292)

NET ASSETS (100.00%)			$459,582

(a)	Non-income producing security.

See Notes to Quarterly Statement of Investments.

REDMONT RESOLUTE FUND II

STATEMENT OF INVESTMENTS

January 31, 2012 (Unaudited)

	Shares	Value

MUTUAL FUNDS (96.16%)
AQR Multi Strategy Alternative Fund, Class I	180,036	$1,771,558
AQR Risk Parity Fund, Class I	164,363	1,816,215
ASG Diversifying Strategies Fund, Class Y	179,340	1,795,194
ASG Managed Futures Strategy Fund, Class Y	168,755	1,736,486
BlackRock Global Allocation Fund, Inc., Class I	281,426	5,386,502
Diamond Hill Long-Short Fund, Class Y(a)	290,023	5,060,905
FPA Crescent Fund	160,748	4,439,871
PIMCO Global Multi-Asset Fund, Institutional Class	402,043	4,514,940
Robeco Boston Partners Long/Short Research Fund, Institutional Class(a)	215,870	2,454,446
Turner Spectrum Fund, Institutional Class(a)	453,785	5,055,165

		34,031,282

TOTAL MUTUAL FUNDS (Cost $33,300,000)		34,031,282

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (3.96%)
Dreyfus Treasury Cash Management, Institutional Class	0.01000%	1,401,000	1,401,000

TOTAL SHORT TERM INVESTMENTS (Cost $1,401,000)			1,401,000

TOTAL INVESTMENTS (Cost $34,701,000) (100.12%)			$35,432,282

Liabilities in Excess of Other Assets (-0.12%)			(41,686)

NET ASSETS (100.00%)			$35,390,596

(a)	Non-income producing security.

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS
January 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2012, the Trust has seventeen registered funds. This filing describes the Redmont Resolute Fund I and Redmont Resolute Fund II (collectively, the “Funds”). The Funds seek to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Redmont Resolute Fund I offers Class A and Class I shares and the Redmont Resolute Fund II offers Class I shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles, (“GAAP”).

The preparation of financial reporting in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The statement of investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2012.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. A Fund’s net asset value (“NAV”) is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board of Trustees (the “Board”) using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost; unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which a Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before a Fund prices its shares.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2012:

Redmont Resolute Fund I

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds	$454,874	$–	$–	$454,874
Short Term Investments	5,000	–	–	5,000

Total	$459,874	$–	$–	$459,874

Redmont Resolute Fund II

Investments in Securities at Value(a)	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds	$34,031,282	$–	$–	$34,031,282
Short Term Investments	1,401,000	–	–	1,401,000

Total	$35,432,282	$–	$–	$35,432,282

(a)	For detailed descriptions, see the accompanying Statement of Investments.

There were no transfers into or out of Levels 1 and 2 during the nine months ended January 31, 2012.

For the period ended January 31, 2012, The Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold derivative instruments at any time during the period

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of post October losses and wash sale losses. As of January 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/ (depreciation) on investments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Redmont Resolute Fund I	$3,134	$ (260)	$2,874	$ 457,000
Redmont Resolute Fund II	746,848	(15,566)	731,282	37,701,000

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive
Officer)

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive
Officer)

Date:	March 29, 2012

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial
Officer)

Date:	March 29, 2012